UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2013 – JUNE 30, 2013

                                             (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2013

Renaissance Large Cap Growth Fund

Investor Class: MRLTX	Service Class: MRLSX	Institutional Class: MRLIX

SAR024-0613

Renaissance Large Cap Growth Fund

Semi-Annual Report—June 30, 2013 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	6

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7
Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	8
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	9
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	10

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	12

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
For the six months ended June 30, 2013	the Period	01/01/13	06/30/13	the Period*
Renaissance Large Cap Growth Fund
Investor Class Shares
Based on Actual Fund Return	1.16%	$1,000	$1,135	$6.14
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.81
Service Class Shares
Based on Actual Fund Return	0.86%	$1,000	$1,137	$4.56
Hypothetical (5% return before expenses)	0.86%	$1,000	$1,021	$4.31
Institutional Class Shares
Based on Actual Fund Return	0.66%	$1,000	$1,138	$3.50
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the Renaissance Large Cap Growth Fund and Russell 1000® Growth Index for the same time periods ended June 30, 2013.

	Six	One	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Inception	Date
Renaissance Large Cap Growth Fund [2,3]
Investor Class	13.50%	22.03%	14.06%	06/03/09
Service Class	13.70%	22.43%	14.36%	06/03/09
Institutional Class	13.82%	22.67%	14.59%	06/03/09
Russell 1000® Growth Index[4]	11.80%	17.07%	16.41%	06/03/09	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the

Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expense, which has resulted in higher returns.
[3]

Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large capitalization companies are out of favor. The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratio and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 1000® Growth Index is a registered trademark of Russell Investments. Russell® is a registered trademark of Russell Investments .

Not FDIC Insured, nor bank guaranteed. May lose value.

3

Renaissance Large Cap Growth Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Renaissance Large Cap Growth Fund**	Russell 1000® Growth Index
Information Technology	36.2%	28.2%
Consumer Discretionary	28.0%	17.6%
Health Care	16.3%	13.0%
Industrials	7.4%	13.0%
Financials	7.1%	4.9%
Materials	3.5%	3.9%
Consumer Staples	1.8%	12.6%
Energy	0.0%	4.1%
Utilities	0.0%	0.2%
Telecommunication Services	0.0%	2.4%
Other Assets and Liabilities	(0.3)%	0.1%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
priceline.com, Inc.	2.1%
American Express Co.	2.0
Western Digital Corp.	2.0
Boeing Co., The	2.0
O’Reilly Automotive, Inc.	2.0
Home Depot, Inc., The	2.0
Becton, Dickinson and Co.	2.0
TJX Cos., Inc.	2.0
Medtronic, Inc.	2.0
Google, Inc., Class A	2.0
Top Ten as a Group	20.1%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 100.3%
Consumer Discretionary - 28.0%
AutoZone, Inc.*	1,224	$518,597
CBS Corp., Class B	10,952	535,224
Chico’s FAS, Inc.	27,744	473,313
Coach, Inc.	8,510	485,836
Expedia, Inc.	8,609	517,831
Hanesbrands, Inc.	9,986	513,480
Home Depot, Inc., The	7,190	557,009
Macy’s, Inc.	11,231	539,088
O’Reilly Automotive, Inc.*	4,964	559,046
PetSmart, Inc.	7,364	493,314
priceline.com, Inc.*	729	602,978
PulteGroup, Inc.*	28,180	534,575
Ross Stores, Inc.	7,581	491,325
Scripps Networks Interactive, Inc., Class A	7,776	519,126
TJX Cos., Inc.	11,104	555,866
Total Consumer Discretionary		7,896,608
Consumer Staples - 1.8%
CVS Caremark Corp.	9,150	523,197
Financials - 7.1%
American Express Co.	7,600	568,176
BlackRock, Inc.	1,969	505,738
Franklin Resources, Inc.	3,239	440,569
Raymond James Financial, Inc.	11,337	487,264
Total Financials		2,001,747
Health Care - 16.3%
Agilent Technologies, Inc.	10,926	467,196
Becton, Dickinson and Co.	5,632	556,611
Celgene Corp.*	4,481	523,874
CR Bard, Inc.	4,765	517,860
Gilead Sciences, Inc.*	9,247	473,539
McKesson Corp.	4,486	513,647
Medtronic, Inc.	10,788	555,258
Mylan, Inc.*	16,257	504,455
Stryker Corp.	7,638	494,026
Total Health Care		4,606,466
Industrials - 7.4%
Boeing Co., The	5,480	561,371
Danaher Corp.	7,954	503,488

	Shares	Value
Equifax, Inc.	8,184	$482,283
Union Pacific Corp.	3,561	549,391
Total Industrials		2,096,533
Information Technology - 36.2%
Accenture PLC, Class A	6,150	442,554
Apple, Inc.	1,127	446,382
Broadcom Corp., Class A	14,661	494,955
Cisco Systems, Inc.	22,532	547,753
EMC Corp.	20,427	482,486
Fidelity National Information Services, Inc.	11,912	510,310
Google, Inc., Class A*	628	552,872
International Business Machines Corp.	2,455	469,175
Intuit, Inc.	8,910	543,777
KLA-Tencor Corp.	8,997	501,403
Microsoft Corp.	15,132	522,508
NetApp, Inc.*	13,249	500,547
Oracle Corp.	15,572	478,372
QUALCOMM, Inc.	8,464	516,981
SanDisk Corp.*	9,026	551,489
Skyworks Solutions, Inc.*	24,186	529,432
Symantec Corp.	23,777	534,269
Synopsys, Inc.*	13,992	500,214
Visa, Inc., Class A	2,879	526,137
Western Digital Corp.	9,061	562,597
Total Information Technology		10,214,213
Materials - 3.5%
Monsanto Co.	4,703	464,656
PPG Industries, Inc.	3,683	539,228
Total Materials		1,003,884
Total Common Stocks (cost $ 23,013,757)		28,342,648
Other Investment Companies - 2.1%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07% (cost $589,736)	589,736	589,736
Total Investments - 102.4% (cost $ 23,603,493)		28,932,384
Other Assets, less Liabilities - (2.4)%		(691,546)
Net Assets - 100.0%		$28,240,838

The accompanying notes are an integral part of these financial statements.

5

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $23,709,018 for Federal income tax purposes at June 30, 2013, the aggregate gross unrealized appreciation and depreciation were $5,409,271 and $185,905, respectively, resulting in net unrealized appreciation of investments of $5,223,366.

*	Non-income producing security.
[1]	Yield shown for each investment company represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of June 30, 2013, all securities in the Fund were all valued using Level 1 inputs. For a detailed break out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Assets:
Investments at value*	$28,932,384
Dividends and other receivables	22,278
Receivable from affiliate	10,459
Receivable for Fund shares sold	10,047
Prepaid expenses	43,186
Total assets	29,018,354
Liabilities:
Payable for Fund shares repurchased	724,227
Accrued expenses:
Investment advisory and management fees	13,118
Administrative fees	5,963
Shareholder servicing fees - Service Class	1,649
Trustee fees and expenses	292
Shareholder servicing fees - Investor Class	124
Distribution fees - Investor Class	124
Other	32,019
Total liabilities	777,516
Net Assets	$28,240,838
Net Assets Represent:
Paid-in capital	$21,359,228
Undistributed net investment income	64,799
Accumulated net realized gain from investments	1,487,920
Net unrealized appreciation of investments	5,328,891
Net Assets	$28,240,838
Investor Class:
Net Assets	$619,483
Shares outstanding	46,918
Net asset value, offering and redemption price per share	$13.20
Service Class:
Net Assets	$9,262,884
Shares outstanding	697,244
Net asset value, offering and redemption price per share	$13.28
Institutional Class:
Net Assets	$18,358,471
Shares outstanding	1,392,629
Net asset value, offering and redemption price per share	$13.18
* Investments at cost	$23,603,493

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

Investment Income:
Dividend income	$170,410
Expenses:
Investment advisory and management fees	76,186
Administrative fees	34,630
Distribution fees - Investor Class	740
Shareholder servicing fees - Service Class	9,668
Shareholder servicing fees - Investor Class	740
Professional fees	12,427
Registration fees	9,132
Reports to shareholders	7,716
Transfer agent	4,038
Extraordinary expense	3,933
Custodian	2,324
Trustees fees and expenses	582
Miscellaneous	1,131
Total expenses before offsets	163,247
Expense reimbursements	(56,635)
Expense reductions	(1,001)
Net expenses	105,611
Net investment income	64,799
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,206,877
Net change in unrealized appreciation (depreciation) of investments	2,244,803
Net realized and unrealized gain	3,451,680
Net increase in net assets resulting from operations	$3,516,479

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$64,799	$138,689
Net realized gain on investments	1,206,877	2,718,226
Net change in unrealized appreciation (depreciation) of investments	2,244,803	1,191,108
Net increase in net assets resulting from operations	3,516,479	4,048,023
Distributions to Shareholders:
From net investment income:
Investor Class	—	(410)
Service Class	—	(37,484)
Institutional Class	—	(101,631)
From net realized gain on investments:
Investor Class	—	(43,919)
Service Class	—	(675,277)
Institutional Class	—	(1,288,574)
Total distributions to shareholders	—	(2,147,295)
Capital Share Transactions:[1]
Net decrease from capital share transactions	(326,478)	(1,617,138)
Total increase in net assets	3,190,001	283,590
Net Assets:
Beginning of period	25,050,837	24,767,247
End of period	$28,240,838	$25,050,837
End of period undistributed net investment income	$64,799	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,				For the period ended
Investor Class	(unaudited)	2012	2011		2010	December 31, 2009*
Net Asset Value, Beginning of Period	$11.63	$10.77	$12.90		$11.47	$10.00
Income from Investment Operations:
Net investment income	0.00 #	0.013	0.00	#,3	0.033	0.01
Net realized and unrealized gain (loss) on investments	1.57	1.833	(0.55)[3]		1.753	1.64
Total from investment operations	1.57	1.84	(0.55)		1.78	1.65
Less Distributions to Shareholders from:
Net investment income	—	(0.01)	—		(0.04)	(0.03)
Net realized gain on investments	—	(0.97)	(1.58)		(0.31)	(0.15)
Total distributions to shareholders	—	(0.98)	(1.58)		(0.35)	(0.18)
Net Asset Value, End of Period	$13.20	$11.63	$10.77		$12.90	$11.47
Total Return[1]	13.50%[6]	17.10%	(4.42)%		15.53%	16.46%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	1.17%[4,7]	1.15%[5]	1.12%		1.01%	0.91%[7]
Ratio of expenses to average net assets (with offsets)	1.18%[4,7]	1.17%%	1.15%		1.07%	0.91%
Ratio of total expenses to average net assets (without offsets/reductions)	1.59%[4,7]	1.65%	1.68%		1.57%	2.06%[6]
Ratio of net investment income to average net assets[1]	0.05%[4,7]	0.10%[5]	0.03%		0.24%	0.43%[7]
Portfolio turnover	25%[6]	86%	107%		72%	6%[6]
Net assets at end of period (000’s omitted)	$620	$562	$769		$1,269	$290

	For the six months ended June 30, 2013	For the year ended December 31,				For the period ended
Service Class	(unaudited)	2012	2011		2010	December 31, 2009*
Net Asset Value, Beginning of Period	$11.68	$10.83	$12.94		$11.49	$10.00
Income from Investment Operations:
Net investment income	0.02	0.053	0.043		0.053	0.03
Net realized and unrealized gain (loss) on investments	1.58	1.823	(0.56)[3]		1.763	1.63
Total from investment operations	1.60	1.87	(0.52)		1.81	1.66
Less Distributions to Shareholders from:
Net investment income	—	(0.05)	(0.01)		(0.05)	(0.02)
Net realized gain on investments	—	(0.97)	(1.58)		(0.31)	(0.15)
Total distributions to shareholders	—	(1.02)	(1.59)		(0.36)	(0.17)
Net Asset Value, End of Period	$13.28	$11.68	$10.83		$12.94	$11.49
Total Return[1]	13.70%[6]	17.42%	(4.14)%		15.77%	16.60%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	0.87%[4,7]	0.82%[5]	0.81%		0.81%	0.86%[7]
Ratio of expenses to average net assets (with offsets)	0.88%[4,7]	0.84%	0.84%		0.87%	0.86%
Ratio of total expenses to average net assets (without offsets/reductions)	1.29%[4,7]	1.32%	1.37%		1.37%	2.01%[6]
Ratio of net investment income to average net assets[1]	0.35%[4,7]	0.43%[5]	0.34%		0.44%	0.48%[7]
Portfolio turnover	25%[6]	86%	107%		72%	6%[6]
Net assets at end of period (000’s omitted)	$9,263	$8,814	$14,772		$23,309	$20,692

10

Renaissance Large Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended
Institutional Class	(unaudited)	2012	2011	2010	December 31, 2009*
Net Asset Value, Beginning of Period	$11.58	$10.74	$12.94	$11.49	$10.00
Income from Investment Operations:
Net investment income	0.03	0.083	0.063	0.083	0.04
Net realized and unrealized gain (loss) on investments	1.57	1.813	(0.55)[3]	1.763	1.63
Total from investment operations	1.60	1.89	(0.49)	1.84	1.67
Less Distributions to Shareholders from:
Net investment income	—	(0.08)	(0.12)	(0.07)	(0.03)
Net realized gain on investments	—	(0.97)	(1.59)	(0.32)	(0.15)
Total distributions to shareholders	—	(1.05)	(1.71)	(0.39)	(0.18)
Net Asset Value, End of Period	$13.18	$11.58	$10.74	$12.94	$11.49
Total Return[1]	13.82%[6]	17.62%	(3.90)%	15.99%	16.72%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	0.67%[4,7]	0.65%[5]	0.63%	0.60%	0.66%[7]
Ratio of expenses to average net assets (with offsets)	0.68%[4,7]	0.67%	0.66%	0.66%	0.66%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.09%[4,7]	1.15%	1.23%	1.08%	1.81%[6]
Ratio of net investment income to average net assets[1]	0.55%[4,7]	0.64%[5]	0.46%	0.65%	0.68%[7]
Portfolio turnover	25%[6]	86%	107%	72%	6%[6]
Net assets at end of period (000’s omitted)	$18,358	$15,674	$9,226	$4,254	$246

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

*	Commenced operations on June 3, 2009.
#	Rounds to less than $0.01 per share.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[3]	Per share numbers have been calculated using average shares.
[4]	Includes non-routine extraordinary expenses amounting to 0.014%, 0.014% and 0.014% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004%, 0.004% and 0.004% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[6]	Not annualized.
[7]	Annualized.

11

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Renaissance Large Cap Growth Fund (the “Fund”).

The Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

12

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2013, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, was: $1,001 or 0.01%.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Fund did not incur any overdrafts fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2012, and for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax

13

Notes to Financial Statements (continued)

character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Captial Loss Carryovers and Deferrals

As of June 30, 2013, the Fund had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Fund incur net capital losses for the year ended December 31, 2013, such amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012, the capital stock transactions by class were:

	Renaissance Large Cap Growth Fund
	2013		2012
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	11,931	$153,132	15,002	$180,525
Reinvestment of distributions	—	—	3,841	44,329
Cost of shares repurchased	(13,379)	(170,480)	(41,853)	(502,068)

Net decrease	(1,448)	$(17,348)	(23,010)	$(277,214)

Service Class:
Proceeds from sale of shares	78,161	$1,004,216	137,299	$1,672,161
Reinvestment of distributions	—	—	60,977	706,719
Cost of shares repurchased	(135,432)	(1,758,478)	(807,449)	(9,583,018)

Net decrease	(57,271)	$(754,262)	(609,173)	$(7,204,138)

Institutional Class:
Proceeds from sale of shares	232,091	$2,920,117	1,023,663	$12,268,433
Reinvestment of distributions	—	—	26,803	307,964
Cost of shares repurchased	(192,936)	(2,474,985)	(556,119)	(6,712,183)

Net increase	39,155	$445,132	494,347	$5,864,214

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 57%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Fund has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by the Renaissance Group LLC (“Renaissance” or the “Subadivsor”), which serves pursuant to a subadvisory agreement between the Investment Manager and Renaissance with respect to the Fund. AMG indirectly owns a majority interest in Renaissance.

Investment management fees are paid directly by the Fund to the Investment Manager based on average net assets. The annual investment management fee rate, as a percentage of average daily net assets, for the six months ended June 30, 2013, was 0.55%.

The Investment Manager has contractually agreed, through at least May 1, 2014 to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.66% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap.

14

Notes to Financial Statements (continued)

For the six months ended June 30, 2013, the Fund’s components of reimbursement available are detailed in the following chart:

Reimbursement Available - 12/31/12	$378,852
Additional Reimbursements	56,635
Repayments	—
Expired Reimbursements	(60,452)

Reimbursement Available - 06/30/13	$375,035

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of the Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the expense ratios for the six months ended June 30, 2013, was as follows:

	Maximum Amount	Actual Amount
	Allowed	Charged
Investor Class	0.25%	0.25%
Service Class	0.25%	0.20%

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2013, the Fund neither borrowed or lent to other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were $6,698,485 and $7,163,086, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

15

Notes to Financial Statements (continued)

5.	New Accounting Pronouncement

In June 2013, the the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Fund’s financial statements and disclosures.

6.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

16

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Renaissance Large Cap Growth Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory

17

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year and 3-year periods ended March 31, 2013 and for the period from the Fund’s inception on June 3, 2009 through March 31, 2013 was above, above and below, respectively, the median performance for the Peer Group and above, below and below, respectively, the performance of the Fund Benchmark, the Russell 1000®Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to a portion of the advisory fee that it receives from the Fund. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Fund, the Trustees noted the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to the Fund and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fee at this time. Also with respect to economies of scale, the Trustees noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.66%. The Board also took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the

18

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage the Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

19

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Renaissance Group LLC

625 Eden Park Drive

Suite 1200

Cincinnati, OH 45202

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P. Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESQUARE INTERNATIONAL SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH TIMESSQUARE SMALL CAP GROWTH TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2013

TimesSquare Small Cap Growth Fund

Institutional Class: TSCIX	Premier Class: TSCPX

TimesSquare Mid Cap Growth Fund

Institutional Class: TMDIX	Premier Class: TMDPX

TimesSquare International Small Cap Fund

Institutional Class: TCMIX	Premier Class: TCMPX

SAR014-0613

Managers AMG Funds

Semi-Annual Report—June 30, 2013 (unaudited)

Page

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

TimesSquare Small Cap Growth Fund	5

TimesSquare Mid Cap Growth Fund	9

TimesSquare International Small Cap Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	19
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	20
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	21
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	25
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	31

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2013	the Period	01/01/13	06/30/13	the Period
TimesSquare Small Cap Growth
Institutional Class*
Based on Actual Fund Return	1.05%	$1,000	$1,152	$6.48
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$6.08
Premier Class*
Based on Actual Fund Return	1.21%	$1,000	$1,151	$5.60
Hypothetical (5% return before expenses)	1.21%	$1,000	$1,019	$5.26
TimesSquare Mid Cap Growth Fund
Institutional Class*
Based on Actual Fund Return	1.04%	$1,000	$1,192	$5.63
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.18
Premier Class*
Based on Actual Fund Return	1.24%	$1,000	$1,190	$6.71
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.18
TimesSquare International Small Cap Fund
Institutional Class**
Based on Actual Fund Return	1.05%	$1,000	$1,065	$5.32
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.20
Premier Class**
Based on Actual Fund Return	1.05%	$1,000	$1,065	$5.30
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.18

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.
**	Commenced operations on January 2, 2013, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (180), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2013.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund[2,3]
Institutional Class	19.15%	28.99%	12.43%	11.96%	8.43%	01/21/00
Premier Class	19.03%	28.82%	12.31%	11.83%	8.30%	01/21/00
Russell 2000® Growth Index[4]	17.44%	23.67%	8.89%	9.62%	2.43%	01/21/00	†
TimesSquare Mid Cap Growth Fund[5]
Institutional Class	15.15%	25.24%	8.91%	—	9.09%	03/04/05
Premier Class	15.06%	25.02%	8.70%	—	8.90%	03/04/05
Russell Midcap® Growth Index[6]	14.70%	22.88%	7.61%	—	7.69%	03/04/05	†
TimesSquare International Small Cap Fund[7,8,9]
Institutional Class**	—	—	—	—	6.50%	01/02/13
Premier Class**	—	—	—	—	6.50%	01/02/13
MSCI EAFE Small Cap Index[10,11]	—	—	—	—	5.66%	01/02/13	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
**	Commenced operations on January 2, 2013.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars ($).

[2]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Russell 2000® Growth Index is a market capitalization-weighted index that measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[5]

Mid-capitalization securities are subject to market, liquidity and information risk. Mid-size company securities may underperform, as compared to securities of larger companies, and may also pose greater risk due to narrower product lines, fewer financial resources, less depth in management or a smaller trading market for their stocks. Also, growth stocks may be more volatile than other types of stocks.

[6]

The Russell Midcap® Growth Index is a market capitalization-weighted index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the Russell Midcap® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[7]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[8]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local government attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[9]

Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.

[10]

The MSCI EAFE Small Cap Index is a market capitalization-weighted index that measures the performance of those MSCI EAFE Small Cap Index companies with higher price-to-book ratios and higher forecasted growth rates. Unlike the Fund, the MSCI EAFE Small Cap Index is unmanaged, is not available for investment, and does not incur expenses.

3

Fund Performance

Periods ended June 30, 2013 (continued)

[11]

All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

The Russell 2000® Growth Index and the Russell Midcap® Growth Index are registered trademarks of Russell Investments. Russell® is a registered trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

4

TimesSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

	TimesSquare
	Small Cap	Russell 2000®
Industry	Growth Fund**	Growth Index
Information Technology	33.6%	21.3%
Industrials	23.8%	17.7%
Health Care	11.7%	21.0%
Consumer Discretionary	8.4%	16.4%
Financials	7.1%	7.7%
Energy	5.8%	5.4%
Consumer Staples	4.0%	4.8%
Materials	1.3%	4.6%
Telecommunication Services	0.5%	0.8%
Utilities	0.0%	0.3%
Other Assets and Liabilities	3.8%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
Ultimate Software Group, Inc.*	2.2%
On Assignment, Inc.*	1.9
WEX, Inc.*	1.7
CoStar Group, Inc.*	1.7
Genesee & Wyoming, Inc., Class A*	1.7
Heartland Payment Systems, Inc.	1.7
Solera Holdings, Inc.*	1.7
Jack Henry & Associates, Inc.*	1.6
Montpelier Re Holdings, Ltd.*	1.6
Corporate Executive Board Co., The	1.6

Top Ten as a Group	17.4%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 8.4%
Bright Horizons Family Solutions, Inc.*	283,500	$9,840,285
Hibbett Sports, Inc.*	192,000	10,656,000
Lithia Motors, Inc., Class A	135,000	7,196,850
Mattress Firm Holding Corp.*,1	185,000	7,455,500
Monro Muffler Brake, Inc.[1]	295,012	14,175,327
Oxford Industries, Inc.	175,800	10,969,920
Sotheby’s1	360,400	13,662,764
Vera Bradley, Inc.*,1	233,558	5,058,866
Total Consumer Discretionary		79,015,512
Consumer Staples - 4.0%
Annie’s, Inc.*	141,447	6,045,445
Boston Beer Co., Inc., The, Class A*,1	55,300	9,436,392
Chefs’ Warehouse, Inc., The*	303,168	5,214,490
Inter Parfums, Inc.	200,058	5,705,654
United Natural Foods, Inc.*	203,257	10,973,845
Total Consumer Staples		37,375,826
Energy - 5.8%
American Standard Energy Corp.*,2	52,213	15,664
Bonanza Creek Energy, Inc.*	190,000	6,737,400
Dril-Quip, Inc.*	50,013	4,515,674
Gulfmark Offshore, Inc., Class A	155,800	7,025,022
Gulfport Energy Corp.*	127,087	5,981,985
Hornbeck Offshore Services, Inc.*	198,300	10,609,050
Matador Resources Co.*	444,500	5,325,110
Oasis Petroleum, Inc.*,1	189,564	7,368,353
Sanchez Energy Corp.*,1	305,023	7,003,328
Total Energy		54,581,586
Financials - 7.1%
American Equity Investment Life Holding Co.	635,079	9,970,740
EverBank Financial Corp.	415,000	6,872,400
Kennedy-Wilson Holdings, Inc.	377,225	6,277,024
Montpelier Re Holdings, Ltd.	596,745	14,924,592
Portfolio Recovery Associates, Inc.*	56,149	8,626,171
Safety Insurance Group, Inc.	146,528	7,108,073
WisdomTree Investments, Inc.*	1,075,000	12,437,750
Total Financials		66,216,750
Health Care - 11.7%
Acadia Healthcare Co., Inc.*	150,000	4,960,500
Accretive Health, Inc.*,1	375,850	4,062,939
Air Methods Corp.[1]	334,008	11,316,191
Align Technology, Inc.*	140,016	5,186,193
AVANIR Pharmaceuticals, Inc., Class A*	760,006	3,496,028

	Shares	Value
BioScrip, Inc.*	319,525	$5,272,163
Brookdale Senior Living, Inc.*	225,042	5,950,110
Celldex Therapeutics, Inc.*,1	264,900	4,135,089
Clovis Oncology, Inc.*,1	75,000	5,023,500
Globus Medical, Inc., Class A*,1	305,000	5,142,300
Haemonetics Corp.*	230,064	9,513,146
IPC The Hospitalist Co., Inc.*	170,063	8,734,436
Magellan Health Services, Inc.*	100,080	5,612,486
Sirona Dental Systems, Inc.*	78,573	5,176,389
Team Health Holdings, Inc.*	290,000	11,910,300
United Therapeutics Corp.*	105,175	6,922,619
Vocera Communications, Inc.*	232,000	3,410,400
Volcano Corp.*	195,055	3,536,347
Total Health Care		109,361,136
Industrials - 23.8%
Advisory Board Co., The*	226,056	12,353,960
Albany International Corp., Class A	397,496	13,109,418
Allegiant Travel Co.	90,056	9,545,035
Clean Harbors, Inc.*	278,547	14,074,980
Corporate Executive Board Co., The	235,559	14,892,040
DigitalGlobe, Inc.*	350,000	10,853,500
EMCOR Group, Inc.	160,024	6,504,976
EnPro Industries, Inc.*	115,000	5,837,400
Genesee & Wyoming, Inc., Class A*	190,009	16,120,364
Healthcare Services Group, Inc.	240,041	5,885,805
McGrath RentCorp	264,592	9,038,463
Old Dominion Freight Line, Inc.*	195,012	8,116,399
On Assignment, Inc.*	659,602	17,624,565
Orbital Sciences Corp.*	400,087	6,949,511
RBC Bearings, Inc.*	130,391	6,773,812
Rexnord Corp.*	222,200	3,744,070
Spirit Airlines, Inc.*	215,000	6,830,550
Standard Parking Corp.*	230,006	4,935,929
Thermon Group Holdings, Inc.*	290,000	5,916,000
UTi Worldwide, Inc.	500,098	8,236,614
WABCO Holdings, Inc.*	150,044	11,206,786
WageWorks, Inc.*	322,650	11,115,293
Watts Water Technologies, Inc., Class A	110,069	4,990,528
WESCO International, Inc.*,1	123,150	8,369,274
Total Industrials		223,025,272
Information Technology - 33.6%
Angie’s List, Inc.*,1	208,040	5,523,462
Bottomline Technologies, Inc.*	492,218	12,448,193
BroadSoft, Inc.*,1	190,181	5,248,996

The accompanying notes are an integral part of these financial statements.

6

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 33.6% (continued)
Cardtronics, Inc.*	356,509	$9,839,648
CommVault Systems, Inc.*	98,081	7,443,367
CoStar Group, Inc.*	125,052	16,140,462
DealerTrack Technologies, Inc.*	403,286	14,288,423
EVERTEC, Inc.*	270,250	5,937,393
ExlService Holdings, Inc.*	345,621	10,216,557
Global Payments, Inc.	190,055	8,803,348
Heartland Payment Systems, Inc.[1]	421,069	15,684,820
Hittite Microwave Corp.*	175,041	10,152,378
Infoblox, Inc.*	287,000	8,397,620
Informatica Corp.*	227,014	7,940,950
j2 Global, Inc.[1]	325,073	13,818,853
Jack Henry & Associates, Inc.	330,099	15,557,566
Marketo, Inc.*,1	265,000	6,590,550
MAXIMUS, Inc.	112,031	8,344,069
Monotype Imaging Holdings, Inc.	300,094	7,625,389
NIC, Inc.	508,234	8,401,108
PROS Holdings, Inc.*	173,100	5,184,345
QLIK Technologies, Inc.*	450,000	12,721,500
RealPage, Inc.*,1	312,671	5,734,386
Semtech Corp.*	265,000	9,282,950
Shutterstock, Inc.*	93,000	5,187,540
Solera Holdings, Inc.	280,001	15,582,056
Splunk, Inc.*	170,018	7,882,034
SS&C Technologies Holdings, Inc.*	290,084	9,543,764
Tyler Technologies, Inc.*	115,000	7,883,250
Ultimate Software Group, Inc.*	173,063	20,298,559
WEX, Inc.*	215,062	16,495,255
Total Information Technology		314,198,791
Materials - 1.3%
PolyOne Corp.	477,800	11,839,884
Telecommunication Services - 0.5%
West Corp.	230,200	5,096,628
Total Common Stocks (cost $627,075,876)		900,711,385
Warrants - 0.0%#
American Standard Energy Corp., 01/26/20, Series A Warrant*,2	150,000	10,500
American Standard Energy Corp., 01/26/20, Series B Warrant*,2	150,000	7,500
American Standard Energy Corp., 03/28/20, Series C Warrant*,2	150,000	27,000
Total Warrants (cost $795,225)		45,000

	Principal	Value
Short-Term Investments - 10.2%
Repurchase Agreements - 6.3%[3]
Cantor Fitzgerald Securities, dated 06/28/13, due 07/01/13, 0.230%, total to be received $13,967,634 (secured by U.S. Government Agency Obligations, 0.00% - 9.00%, 07/15/13 - 05/01/51, totaling $14,246,713)	$13,967,366	$13,967,366
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.120%, total to be received $13,967,506 (secured by various U.S. Government Agency Obligations, 0.000% - 6.250%, 07/03/13 - 05/15/37, totaling $14,246,768)	13,967,366	13,967,366
Deutsche Bank Securities, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $2,940,487 (secured by various U.S. Government Agency Obligations, 0.000% - 2.125%, 07/05/13 - 08/15/21, totaling $2,999,259)	2,940,450	2,940,450
Morgan, Stanley & Co. LLC, dated 06/28/13, due 07/01/13, 0.150%, total to be received $13,967,541 (secured by various U.S. Government Agency Obligations, 2.189% - 5.000%, 06/01/18 - 04/01/43, totaling $14,246,713)	13,967,366	13,967,366
Nomura Securities, dated 06/28/13, due 07/01/13, 0.160%, total to be received $13,967,552 (secured by various U.S. Government Agency Obligations, 0.000% - 8.875%, 12/04/13 - 08/27/32, totaling $14,246,713)	13,967,366	13,967,366
Total Repurchase Agreements		58,809,914

	Shares
Other Investment Companies - 3.9% [4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	36,714,053	36,714,053
Total Short-Term Investments (cost $95,523,967)		95,523,967
Total Investments - 106.4% (cost $723,395,068)		996,280,352
Other Assets, less Liabilities - (6.4)%		(59,715,706)
Net Assets - 100.0%		$936,564,646

The accompanying notes are an integral part of these financial statements.

7

TimesSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	TimesSquare Mid Cap Growth Fund**	Russell Midcap® Growth Index
Industrials	21.1%	15.1%
Information Technology	21.0%	15.8%
Consumer Discretionary	16.7%	25.5%
Financials	11.7%	8.2%
Health Care	9.2%	13.2%
Energy	5.8%	5.7%
Consumer Staples	3.7%	7.6%
Telecommunication Services	3.6%	1.8%
Materials	3.3%	6.0%
Utilities	0.0%	0.7%
Other Assets and Liabilities	3.9%	0.4%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
DaVita HealthCare Partners, Inc.*	3.7%
SBA Communications Corp., Class A*	3.6
RenaissanceRe Holdings, Ltd.*	3.1
Alliance Data Systems Corp.*	2.8
NeuStar, Inc., Class A*	2.4
Nielsen Holdings N.V.*	2.3
Discovery Communications, Inc., Class C*	2.0
Amdocs, Ltd.*	1.9
O’Reilly Automotive, Inc.	1.8
Gartner, Inc.	1.8

Top Ten as a Group	25.4%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.1%
Consumer Discretionary - 16.7%
BorgWarner, Inc.*	342,700	$29,523,605
Discovery Communications, Inc., Class C*	540,700	37,665,162
Foot Locker, Inc.	541,800	19,033,434
GNC Holdings, Inc., Class A	709,100	31,349,311
Hanesbrands, Inc.	451,400	23,210,988
National CineMedia, Inc.	743,600	12,559,404
O’Reilly Automotive, Inc.*	306,800	34,551,816
Pool Corp.	402,200	21,079,302
PVH Corp.	147,000	18,382,350
Sally Beauty Holdings, Inc.*	833,200	25,912,520
Tiffany & Co.	200,900	14,633,556
Tractor Supply Co.	198,400	23,333,824
Wyndham Worldwide Corp.	413,700	23,676,051
Total Consumer Discretionary		314,911,323
Consumer Staples - 3.7%
Church & Dwight Co., Inc.	329,900	20,358,129
Hershey Co., The	224,100	20,007,648
Monster Beverage Corp.*	297,600	18,085,152
WhiteWave Foods Co., Class A*,1	689,400	11,202,750
Total Consumer Staples		69,653,679
Energy - 5.8%
Cameron International Corp.*	418,800	25,613,808
Denbury Resources, Inc.*	1,199,600	20,777,072
Ensco PLC, Class A	282,900	16,442,148
Southwestern Energy Co.*	608,700	22,235,811
Whiting Petroleum Corp.*	512,200	23,607,298
Total Energy		108,676,137
Financials - 11.7%
Apollo Global Management LLC, Class A	800,975	19,303,497
Assured Guaranty, Ltd.	951,400	20,987,884
Axis Capital Holdings, Ltd.	585,000	26,781,300
Carlyle Group L.P., The	645,200	16,581,640
IntercontinentalExchange, Inc.*	189,100	33,614,416
McGraw-Hill Financial, Inc.	342,700	18,228,213
NASDAQ OMX Group, Inc., The	814,800	26,717,292
RenaissanceRe Holdings, Ltd.	665,900	57,793,461
Total Financials		220,007,703
Health Care - 9.2%
Ariad Pharmaceuticals, Inc.*	569,850	9,966,677
Boston Scientific Corp.*	2,074,200	19,227,834
Catamaran Corp.*	497,000	24,213,840

	Shares	Value
DaVita HealthCare Partners, Inc.*	587,400	$70,957,920
Health Management Associates, Inc., Class A*	397,600	6,250,272
Illumina, Inc.*,1	239,100	17,894,244
Salix Pharmaceuticals, Ltd.*	390,000	25,798,500
Total Health Care		174,309,287
Industrials - 21.1%
AMETEK, Inc.	478,700	20,249,010
Clean Harbors, Inc.*	525,900	26,573,727
Copart, Inc.*	579,800	17,857,840
Equifax, Inc.	360,500	21,244,265
Hertz Global Holdings, Inc.*	1,093,400	27,116,320
IHS, Inc., Class A*	198,600	20,729,868
Kansas City Southern	195,100	20,672,796
L-3 Communications Holdings, Inc.	261,600	22,429,584
MRC Global, Inc.*	592,800	16,373,136
Nielsen Holdings N.V.	1,282,300	43,072,457
Nordson Corp.	271,800	18,838,458
Pall Corp.	185,600	12,329,408
Rockwell Collins, Inc.	307,300	19,485,893
Stericycle, Inc.*	177,300	19,579,239
TransDigm Group, Inc.	126,100	19,768,697
URS Corp.	585,100	27,628,422
W.W. Grainger, Inc.	70,900	17,879,562
WABCO Holdings, Inc.*	365,700	27,314,133
Total Industrials		399,142,815
Information Technology - 21.0%
Alliance Data Systems Corp.*,1	295,500	53,494,365
Altera Corp.	411,000	13,558,890
Amdocs, Ltd.	963,400	35,732,506
ASML Holding N.V.	249,700	19,751,270
Check Point Software Technologies, Ltd.*	277,700	13,796,136
Citrix Systems, Inc.*	326,900	19,721,877
FleetCor Technologies, Inc.*	207,500	16,869,750
Gartner, Inc.*,1	596,900	34,017,331
Global Payments, Inc.	413,700	19,162,584
Informatica Corp.*	453,500	15,863,430
Maxim Integrated Products, Inc.	685,500	19,043,190
NeuStar, Inc., Class A*	926,000	45,077,680
SolarWinds, Inc.*	456,000	17,697,360
Solera Holdings, Inc.	354,600	19,733,490
Teradata Corp.*	307,700	15,455,771

The accompanying notes are an integral part of these financial statements.

9

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.0% (continued)
Trimble Navigation, Ltd.*	479,000	$12,458,790
Vantiv, Inc., Class A*	894,300	24,682,680
Total Information Technology		396,117,100
Materials - 3.3%
Airgas, Inc.	152,200	14,529,012
Ecolab, Inc.	359,600	30,634,324
Reliance Steel & Aluminum Co.	260,000	17,045,600
Total Materials		62,208,936
Telecommunication Services - 3.6%
SBA Communications Corp., Class A*	914,700	67,797,564
Total Common Stocks (cost $1,301,534,137)		1,812,824,544

	Principal
Short-Term Investments - 5.9%
Repurchase Agreements - 2.1%[3]
Cantor Fitzgerald Securities, dated 06/28/13, due 07/01/13, 0.230%, total to be received $9,567,508 (secured by U.S. Government Agency Obligations, 0.00% - 9.00%, 07/15/13 - 05/01/51, totaling $9,758,671)	$9,567,325	9,567,325
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.120%, total to be received $1,536,389 (secured by various U.S. Government Agency Obligations, 0.000% - 6.250%, 07/03/13 - 05/15/37, totaling $1,567,108)	1,536,374	1,536,374
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.140%, total to be received $8,031,045 (secured by various U.S. Government Agency Obligations, 2.166% - 5.500%, 12/01/17 - 06/01/43, totaling $8,191,570)	8,030,951	8,030,951

	Principal	Value
Deutsche Bank Securities, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $4,214,451 (secured by various U.S. Government Agency Obligations, 0.000% - 2.125%, 07/05/13 - 08/15/21, totaling $4,298,686)	$4,214,398	$4,214,398
Mizuho Securities USA, Inc., dated 06/28/13, due 07/01/13, 0.170%, total to be received $9,567,461 (secured by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/25/13 - 11/15/42, totaling $9,758,672)	9,567,325	9,567,325
Nomura Securities, dated 06/28/13, due 07/01/13, 0.160%, total to be received $7,367,161 (secured by various U.S. Government Agency Obligations, 0.000% - 8.875%, 12/04/13 - 08/27/32, totaling $7,514,404)	7,367,063	7,367,063
Total Repurchase Agreements		40,283,436

	Shares
Other Investment Companies - 3.8%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	61,202,251	61,202,251
JPMorgan Liquid Assets Money Market Fund, Capital Shares	10,031,103	10,031,103
Total Other Investment Companies		71,233,354
Total Short-Term Investments (cost $111,516,790)		111,516,790
Total Investments - 102.0% (cost $1,413,050,927)		1,924,341,334
Other Assets, less Liabilities - (2.0)%		(37,311,840)
Net Assets - 100.0%		$1,887,029,494

The accompanying notes are an integral part of these financial statements.

10

TimesSquare International Small Cap Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	TimesSquare International Small Cap Fund**	MSCI EAFE Small Cap Index
Consumer Discretionary	26.3%	19.7%
Industrials	16.5%	21.1%
Financials	15.3%	20.6%
Health Care	11.1%	6.1%
Information Technology	10.8%	9.4%
Consumer Staples	8.1%	6.1%
Materials	4.9%	9.8%
Energy	3.8%	4.3%
Utilities	1.8%	1.6%
Telecommunication Services	0.9%	1.2%
Other Assets and Liabilities	0.5%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Sugi Holdings Co., Ltd.	2.9%
Orpea	2.7
Sumitomo Rubber Industries, Ltd.	2.6
FBD Holdings PLC	2.6
Nitori Holdings Co., Ltd.	2.5
Spectris PLC	2.4
Koito Manufacturing Co., Ltd.	2.2
CMIC Holdings Co., Ltd.	2.2
Wirecard AG	2.1
Invocare, Ltd.	2.1

Top Ten as a Group	24.3%

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 26.3%
CTS Eventim AG (Germany)	1,166	$46,944
De’Longhi S.p.A. (Italy)	479	7,485
Dignity PLC (United Kingdom)	859	17,861
Don Quijote Co., Ltd. (Japan)	440	21,360
Emperor Watch & Jewellery, Ltd. (Hong Kong)	212,200	17,368
Global Mediacom Tbk PT (Indonesia)	89,000	19,154
Greene King PLC (United Kingdom)	3,980	46,875
Invocare, Ltd. (Australia)	4,605	47,823
Izumi Co., Ltd. (Japan)	1,600	43,196
Koito Manufacturing Co., Ltd. (Japan)	2,700	51,470
Nitori Holdings Co., Ltd. (Japan)	720	57,967
Paddy Power PLC (Ireland)*	273	23,425
Samsonite International, S.A. (United States)	12,420	29,766
Slater & Gordon, Ltd. (Australia)	11,865	30,166
Sumitomo Rubber Industries, Ltd. (Japan)	3,700	60,399
Tamedia AG (Switzerland)	310	32,820
Wotif.com Holdings, Ltd. (Australia)[1]	6,495	26,937
Yoox S.p.A. (Italy)*	1,046	22,453
Total Consumer Discretionary		603,469
Consumer Staples - 8.1%
Distilliers Co. of Sri Lanka (Sri Lanka)	15,275	22,573
Naturex (France)	413	30,293
Prince Frog International Holdings, Ltd. (China)	28,000	19,240
Sipef SA (Belgium)	202	13,573
Sugi Holdings Co., Ltd. (Japan)	1,730	65,800
Viscofan, S.A. (Spain)	712	35,671
Total Consumer Staples		187,150
Energy - 3.8%
Hunting PLC (United Kingdom)	2,369	26,314
Premier Oil PLC (United Kingdom)	5,085	25,795
TGS Nopec Geophysical Co. ASA (Norway)	1,180	34,290
Total Energy		86,399
Financials - 15.3%
Aeon Mall Co., Ltd. (Japan)	400	9,923
Amlin PLC (United Kingdom)	4,670	27,937
Anadolu Hayat Emeklilik A.S. (Turkey)	10,517	23,192
Bank of Georgia Holdings PLC (United Kingdom)	980	24,848
Challenger, Ltd. (Australia)	6,940	25,307
Euler Hermes SA (France)	254	25,606
FBD Holdings PLC (Ireland)*	3,090	58,505

	Shares	Value
IFG Group PLC (Ireland)	7,540	$13,544
kabu.com Securities Co., Ltd. (Japan)	4,700	23,393
Paragon Group of Cos PLC (United Kingdom)	3,910	18,187
Shriram Transport Finance Co., Ltd. (India)	900	10,734
St. James’s Place PLC (United Kingdom)	4,492	36,847
Tokyo Tatemono Co., Ltd. (Japan)	5,000	41,605
Warsaw Stock Exchange (Poland)	1,040	11,926
Total Financials		351,554
Health Care - 11.1%
ALK-Abello A/S (Denmark)	340	25,959
CMIC Holdings Co., Ltd. (Japan)	2,425	49,891
DiaSorin S.p.A. (Italy)	770	30,720
Miraca Holdings, Inc. (Japan)	930	42,736
Orpea (France)	1,330	61,515
Tecan Group AG (Switzerland)	255	23,484
Top Glove Corp. Bhd (Malaysia)	10,540	20,816
Total Health Care		255,121
Industrials - 16.5%
AirAsia BHD (Malaysia)	23,650	23,797
Bertrandt AG (Germany)	162	17,411
Haitian International Holdings, Ltd. (China)	8,510	12,417
IMI PLC (United Kingdom)	934	17,605
Nabtesco Corp. (Japan)	1,700	35,297
New Melrose PLC (United Kingdom)	11,500	43,588
NORMA Group AG (Germany)	1,295	46,835
Outotec OYJ (Finland)[1]	1,534	18,329
Palfinger AG (Austria)	1,440	41,236
Prosegur Cia de Seguridad, S.A. (Spain)	5,285	28,911
THK Co., Ltd. (Japan)	2,000	41,966
Tomra Systems ASA (Norway)	1,830	15,515
Toshiba Machine Co., Ltd. (Japan)	5,700	27,822
Turk Traktor ve Ziraat Makineleri A.S. (Turkey)	220	7,751
Total Industrials		378,480
Information Technology - 10.8%
Altran Technologies, SA (France)*	1,200	8,310
Horiba, Ltd. (Japan)	1,195	43,585
Largan Precision Co., Ltd. (Taiwan)	1,000	31,729
Lo-Q PLC (United Kingdom)*	2,490	21,587
Spectris PLC (United Kingdom)	1,922	55,746
Telecity Group PLC (United Kingdom)	2,385	36,753
Wirecard AG (Germany)	1,812	49,304
Total Information Technology		247,014
Materials - 4.9%
AZ Electronic Materials SA (Luxembourg)	6,605	30,805

The accompanying notes are an integral part of these financial statements.

12

TimesSquare International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.9% (continued)
Croda International PLC (United Kingdom)	468	$17,648
Frutarom Industries, Ltd. (Israel)	1,570	23,760
JSR Corp. (Japan)	1,115	22,561
Regis Resources, Ltd. (Australia)*	6,765	17,908
Total Materials		112,682
Telecommunication Services - 0.9%
Tower Bersama Infrastructure Tbk PT (Indonesia)*	38,820	20,272
Utilities - 1.8%
Rubis SCA (France)	670	41,231
Total Common Stocks (cost $2,271,434)		2,283,372

	Principal	Value
Short-Term Investments - 2.3%
Repurchase Agreements - 1.3%[3]
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.100%, total to be received $31,145 (secured by various U.S. Government Agency Obligations, 0.000% - 8.125%, 07/05/13 - 11/15/41, totaling $31,768)	$31,145	$31,145

	Shares
Other Investment Companies - 1.0%[4]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	22,329	22,329
Total Short-Term Investments (cost $53,474)		53,474
Total Investments - 101.8% (cost $2,324,908)		2,336,846
Other Assets, less Liabilities - (1.8)%		(41,298)
Net Assets - 100.0%		$2,295,548

The accompanying notes are an integral part of these financial statements.

13

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$731,858,277	$272,040,191	$(7,618,116)	$264,422,075
TimesSquare Mid Cap Growth Fund	1,441,849,404	497,895,580	(15,403,650)	482,491,930
TimesSquare International Small Cap Fund	2,324,908	110,373	(98,435)	11,938

#	Rounds to less than 0.1%.
*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$57,560,311	6.2%
TimesSquare Mid Cap Growth Fund	$37,820,317	2.0%
TimesSquare International Small Cap Fund	$28,554	1.2%

[2]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. The market value of Illiquid securities at June 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$60,664	0.01%

[3]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Collateral received from brokers for securities lending was invested in these short-term investments.

The accompanying notes are an integral part of these financial statements.

14

Notes to Schedules of Portfolio Investments (continued)

Country	TimesSquare International Small Cap Fund†	MSCI EAFE Small Cap Index
Australia	6.3%	6.5%
Austria	1.8%	1.8%
Belgium	0.6%	0.6%
China	1.4%	1.4%
Denmark	1.1%	1.1%
Finland	0.8%	1.1%
France	7.1%	6.9%
Germany	6.9%	7.0%
Hong Kong	0.7%	2.1%
India	0.5%	0.5%
Indonesia	1.7%	1.7%
Ireland	4.1%	4.2%
Israel	1.0%	1.0%
Italy	2.6%	2.6%
Japan	27.3%	27.8%
Luxembourg	1.3%	0.0%
Malaysia	1.9%	1.9%
Norway	2.1%	2.2%
Poland	0.5%	0.5%
Spain	2.8%	2.8%
Sri Lanka	1.0%	0.0%
Switzerland	2.4%	2.5%
Taiwan	1.4%	1.4%
Turkey	1.3%	1.3%
United Kingdom	17.9%	19.3%
United States	1.3%	0.8%
Supranational & Other	2.3%	1.0%

	100.0%	100.0%

†	As a percentage of total market value on June 30, 2013.

The accompanying notes are an integral part of these financial statements.

15

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2013. (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks
Information Technology	$314,198,791	—	—	$314,198,791
Industrials	223,025,272	—	—	223,025,272
Health Care	109,361,136	—	—	109,361,136
Consumer Discretionary	79,015,512	—	—	79,015,512
Financials	66,216,750	—	—	66,216,750
Energy	54,565,922	$15,664	—	54,581,586
Consumer Staples	37,375,826	—	—	37,375,826
Materials	11,839,884	—	—	11,839,884
Telecommunication Services	5,096,628	—	—	5,096,628
Warrants	—	45,000	—	45,000
Short-Term Investments
Repurchase Agreements	—	58,809,914	—	58,809,914
Other Investment Companies	36,714,053	—	—	36,714,053

Total Investments	$937,409,774	$58,870,578	—	$996,280,352

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$1,812,824,544	—	—	$1,812,824,544
Short-Term Investments
Repurchase Agreements	—	$40,283,436	—	40,283,436
Other Investment Companies	71,233,354	—	—	71,233,354

Total Investments in Securities	$1,884,057,898	$40,283,436	—	$1,924,341,334

The accompanying notes are an integral part of these financial statements.

16

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare International Small Cap Fund
Investments in Securities
Common Stocks†	$2,283,372	—	—	$2,283,372
Short-Term Investments
Repurchase Agreements	—	$31,145	—	31,145
Other Investment Companies	22,329	—	—	22,329

Total Investments in Securities	$2,305,701	$31,145	—	$2,336,846

†

All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

17

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund	TimesSquare International Small Cap Fund
Assets:
Investments at value* (including securities on loan valued at $57,560,311, $37,820,317 and $28,554 respectively)	$996,280,352	$1,924,341,334	$2,336,846
Foreign currency**	—	—	26,556
Cash	—	383	—
Receivable for investments sold	4,098,304	10,126,837	27,113
Receivable for Fund shares sold	718,406	2,869,681	—
Dividends, interest and other receivables	298,746	594,881	4,577
Receivable from affiliate	—	495	1,576
Prepaid expenses	36,919	62,640	—
Total assets	1,001,432,727	1,937,996,251	2,396,668
Liabilities:
Payable to Custodian	—	—	5,366
Payable upon return of securities loaned	58,809,914	40,283,436	31,145
Payable for Fund shares repurchased	2,991,837	1,802,201	—
Payable for investments purchased	2,035,138	6,758,769	20,553
Payable to affiliate	13,266	—	—
Unrealized depreciation on foreign currency contracts	—	—	2
Accrued expenses:
Investment management and advisory fees	768,783	1,534,812	1,576
Shareholder servicing fees - Premier Class	49,512	121,720	—
Custodian fees and expenses	38,420	72,805	10,681
Professional fees	29,934	48,285	9,769
Registration fees	—	—	21,536
Trustees fees and expenses	6,210	12,757	474
Other	125,067	331,972	18
Total liabilities	64,868,081	50,966,757	101,120
Net Assets	$936,564,646	$1,887,029,494	$2,295,548
Net Assets Represent:
Paid-in capital	$650,505,123	$1,226,640,880	$2,259,094
Undistributed net investment income (loss)	(3,075,341)	(3,792,895)	15,055
Accumulated net realized gain from investments	16,249,580	152,891,102	9,347
Net unrealized appreciation of investments	272,885,284	511,290,407	12,052
Net Assets	$936,564,646	$1,887,029,494	$2,295,548
Institutional Class:
Net Assets	$780,909,898	$1,126,695,142	$2,284,895
Shares outstanding	50,429,610	64,998,203	214,519
Net asset value, offering and redemption price per share	$15.49	$17.33	$10.65
Premier Class:
Net Assets	$155,654,748	$760,334,352	$10,653
Shares outstanding	10,202,758	44,442,357	1,000
Net asset value, offering and redemption price per share	$15.26	$17.11	$10.65
* Investments at cost	$723,395,068	$1,413,050,927	$2,324,908
** Foreign currency at cost	—	—	$26,396

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund	TimesSquare International Small Cap Fund*
Investment Income:
Dividend income	$1,788,520	$6,469,219	$25,183
Interest income	1,368	—	45
Foreign withholding tax	—	(93,917)	(2,558)
Securities lending income	448,149	56,424	141
Total investment income	2,238,037	6,431,726	22,811
Expenses:
Investment management and advisory fees	4,401,453	8,961,997	6,319
Shareholder servicing fees - Premier Class	120,548	721,152	—
Extraordinary expense	127,615	258,952	299
Custodian	39,224	56,537	13,301
Professional fees	30,800	52,888	11,698
Transfer agent	23,901	58,856	111
Trustees fees and expenses	19,091	39,963	494
Registration fees	14,024	20,606	24,075
Reports to shareholders	7,026	66,951	7,718
Miscellaneous	15,766	21,116	1,781
Total expenses before offsets	4,799,448	10,259,018	65,796
Expense repayments	70,326	—	—
Expense reimbursements	—	—	(58,040)
Expense reductions	(16,197)	(31,413)	—
Expense waivers	—	(2,984)	—
Net expenses	4,853,577	10,224,621	7,756
Net investment income (loss)	(2,615,540)	(3,792,895)	15,055
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	21,802,287	144,529,981	5,079
Net realized gain on foreign currency transactions	—	—	4,268
Net change in unrealized appreciation (depreciation) of investments	133,371,164	105,326,065	11,938
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	114
Net realized and unrealized gain	155,173,451	249,856,046	21,399
Net increase in net assets resulting from operations	$152,557,911	$246,063,151	$36,454

*	Commenced operations on January 2, 2013.

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	TimesSquare Small Cap Growth Fund		TimesSquare Mid Cap Growth Fund		TimesSquare International Small Cap Fund*
	2013	2012	2013	2012	2013
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(2,615,540)	$(1,175,277)	$(3,792,895)	$(3,950,794)	$15,055
Net realized gain on investments	21,802,287	79,095,553	144,529,981	111,962,549	9,347
Net change in unrealized appreciation (depreciation) of investments	133,371,164	13,290,794	105,326,065	164,279,427	12,052
Net increase in net assets resulting from operations	152,557,911	91,211,070	246,063,151	272,291,182	36,454
Distributions to Shareholders:
From net realized gain on investments:
Institutional Class Shares	—	(64,865,451)	—	(47,517,170)	—
Premium Class Shares	—	(12,983,289)	—	(33,171,065)	—
Total distributions to shareholders	—	(77,848,740)	—	(80,688,235)	—
Capital Share Transactions:
Institutional Class:
Proceeds from sale of shares	50,283,637	253,551,957	163,019,608	165,434,231	2,249,094
Reinvestment of dividends and distributions	—	62,873,780	—	46,227,333	—
Cost of shares repurchased	(61,631,307)	(178,453,783)	(135,714,205)	(223,166,525)	—
Net increase (decrease) from Institutional Class share transactions	(11,347,670)	137,971,954	27,305,403	(11,504,961)	2,249,094
Premier Class:
Proceeds from sale of shares	8,781,374	38,960,422	96,655,672	85,715,987	10,000
Reinvestment of dividends and distributions	—	12,965,402	—	23,710,553	—
Cost of shares repurchased	(11,530,921)	(109,916,111)	(99,509,476)	(176,132,506)	—
Net increase (decrease) from Premier Class share transactions	(2,749,547)	(57,990,287)	(2,853,804)	(66,705,966)	10,000
Total increase (decrease) from capital share transactions	(14,097,217)	79,981,667	24,451,599	(78,210,927)	2,259,094
Total increase in net assets	138,460,694	93,343,997	270,514,750	113,392,020	2,295,548
Net Assets:
Beginning of period	798,103,952	704,759,955	1,616,514,744	1,503,122,724	—
End of period	$936,564,646	$798,103,952	$1,887,029,494	$1,616,514,744	$2,295,548
End of period undistributed net investment income (loss)	$(3,075,341)	$(459,802)	$(3,792,895)	—	$15,055

Share Transactions:
Institutional Class:
Sale of shares	3,488,049	18,536,541	9,731,617	11,083,107	214,519
Reinvested shares from dividends and distributions	—	4,908,180	—	3,100,425	—
Shares repurchased	(4,220,192)	(13,056,121)	(8,051,649)	(14,922,072)	—
Net increase (decrease) - Institutional Class	(732,143)	10,388,600	1,679,968	(738,540)	214,519
Premier Class:
Sale of shares	615,142	2,936,227	5,757,118	5,784,376	1,000
Reinvested shares from dividends and distributions	—	1,026,556	—	1,609,678	—
Shares repurchased	(796,956)	(8,247,461)	(5,954,319)	(11,832,474)	—
Net increase (decrease) - Premier Class	(181,814)	(4,284,678)	(197,201)	(4,438,420)	1,000

*	Commenced operations on January 2, 2013.

The accompanying notes are an integral part of these financial statements.

20

TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.00	$12.76	$13.01	$10.22	$7.53	$11.64
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.02)[4]	(0.06)	(0.05)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments[1]	2.53	1.66	0.41	2.84	2.71	(3.73)
Total from investment operations	2.49	1.64	0.35	2.79	2.69	(3.77)
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.40)	(0.60)	—	—	(0.34)
Net Asset Value, End of Period	$15.49	$13.00	$12.76	$13.01	$10.22	$7.53
Total Return[2]	19.15%[12]	13.01%[5]	2.64%[5]	27.30%	35.72%	(32.28)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%[6,13]	1.03%[7]	1.03%	1.03%	1.03%	1.04%
Ratio of expenses to average net assets (with offsets)	1.06%[6,13]	1.05%[7]	1.05%	1.05%	1.05%	1.05%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.06%[6,13]	1.06%[7]	1.06%	1.07%	1.09%	1.08%
Ratio of net investment loss to average net assets[2]	(0.57)%[6,13]	(0.12)%[7]	(0.48)%	(0.51)%	(0.20)%	(0.36)%
Portfolio turnover	29%[12]	65%	44%	56%	65%	62%
Net assets at end of period (000’s omitted)	$780,910	$665,011	$520,075	$438,500	$412,270	$339,078

	For the six months ended June 30, 2013	For the year ended December 31,
Premier Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.82	$12.59	$12.86	$10.11	$7.46	$11.53
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.04)[4]	(0.08)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments[1]	2.49	1.65	0.40	2.81	2.68	(3.70)
Total from investment operations	2.44	1.61	0.32	2.75	2.65	(3.74)
Less Distributions to Shareholders from:
Net realized gain on investments	—	(1.38)	(0.59)	—	—	(0.33)
Net Asset Value, End of Period	$15.26	$12.82	$12.59	$12.86	$10.11	$7.46
Total Return[2]	19.03%[12]	12.95%	2.46%	27.20%	35.52%	(32.27)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.22%[6,13]	1.14%[7]	1.14%	1.14%	1.14%	1.11%
Ratio of expenses to average net assets (with offsets)	1.22%[6,13]	1.16%[7]	1.16%	1.16%	1.16%	1.12%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.22%[6,13]	1.17%[7]	1.18%	1.18%	1.20%	1.16%
Ratio of net investment loss to average net assets[2]	(0.73)%[6,13]	(0.27)%[7]	(0.59)%	(0.62)%	(0.31)%	(0.44)%
Portfolio turnover	29%[12]	65%	44%	56%	65%	62%
Net assets at end of period (000’s omitted)	$155,655	$133,093	$184,685	$180,199	$139,337	$106,556

21

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$15.05	$13.34	$14.04	$11.88	$8.67	$8.67
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.02)[4]	(0.04)	(0.04)	(0.02)	— [8]
Net realized and unrealized gain (loss) on investments[1]	2.31	2.51	(0.22)	2.20	3.23	(4.50)
Total from investment operations	2.28	2.49	(0.26)	2.16	3.21	(4.50)
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	— [8]
Net realized gain on investments	—	(0.78)	(0.44)	—	—	(0.09)
Total distributions to shareholders	—	(0.78)	(0.44)	—	—	(0.09)
Net Asset Value, End of Period	$17.33	$15.05	$13.34	$14.04	$11.88	$8.67
Total Return[2]	15.15%[12]	18.71%	(1.89)%	18.18%	37.02%	(33.91)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[9,13]	1.06%[10]	1.06%	1.06%	1.10%	1.08%
Ratio of expenses to average net assets (with offsets)	1.05%[9,13]	1.07%[10]	1.07%	1.08%	1.11%	1.09%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.05%[9,13]	1.07%[10]	1.07%	1.08%	1.11%	1.09%
Ratio of net investment loss to average net assets[2]	(0.34)%[9,13]	(0.16)%[10]	(0.29)%	(0.30)%	(0.25)%	(0.06)%
Portfolio turnover	27%[12]	42%	60%	57%	55%	62%
Net assets at end of period (000’s omitted)	$1,126,695	$952,858	$854,828	$923,687	$678,956	$344,189

	For the six months ended June 30, 2013	For the year ended December 31,
Premier Class	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$14.87	$13.21	$13.92	$11.81	$8.64	$13.23
Income from Investment Operations:
Net investment loss[1]	(0.04)	(0.05)[4]	(0.07)	(0.06)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments[1]	2.28	2.48	(0.21)	2.17	3.21	(4.47)
Total from investment operations	2.24	2.43	(0.28)	2.11	3.17	(4.50)
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	—	(0.77)	(0.43)	—	—	(0.09)
Total distributions to shareholders	—	(0.77)	(0.43)	—	—	(0.09)
Net Asset Value, End of Period	$17.11	$14.87	$13.21	$13.92	$11.81	$8.64
Total Return[2]	15.06%[12]	18.44%	(2.01)%	17.87%[5]	36.69%[5]	(33.96)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.25%[9,13]	1.26%[10]	1.26%	1.26%	1.30%	1.29%
Ratio of expenses to average net assets (with offsets)	1.25%[9,13]	1.27%[10]	1.27%	1.28%	1.31%	1.30%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.25%[9,13]	1.27%[10]	1.27%	1.28%	1.31%	1.30%
Ratio of net investment loss to average net assets[2]	(0.54)%[9,13]	(0.36)%[10]	(0.49)%	(0.50)%	(0.45)%	(0.27)%
Portfolio turnover	27%[12]	42%	60%	57%	55%	62%
Net assets at end of period (000’s omitted)	$760,334	$663,656	$648,295	$599,994	$570,544	$281,199

22

TimesSquare International Small Cap Fund

Financial Highlights

For a share outstanding throughout the period

Institutional Class	For the period ended June 30, 2013* (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1]	0.11
Net realized and unrealized gain on investments[1]	0.54
Total from investment operations	0.65
Net Asset Value, End of Period	$10.65
Total Return[2]	6.50%[12]
Ratio of net expenses to average net assets (with offsets/reductions)	1.08%[11,13]
Ratio of expenses to average net assets (with offsets)	1.08%[11,13]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	9.34%[11,13]
Ratio of net investment income to average net assets[2]	2.15%[11,13]
Portfolio turnover	30%[12]
Net assets at end of period (000’s omitted)	$2,285

Premier Class	For the period ended June 30, 2013* (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1]	0.10
Net realized and unrealized gain on investments[1]	0.55
Total from investment operations	0.65
Net Asset Value, End of Period	$10.65
Total Return[2]	6.50%[12]
Ratio of net expenses to average net assets (with offsets/reductions)	1.08%[11,13]
Ratio of expenses to average net assets (with offsets)	1.08%[11,13]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	10.18%[11,13]
Ratio of net investment income to average net assets[2]	1.86%[11,13]
Portfolio turnover	30%[12]
Net assets at end of period (000’s omitted)	$11

23

Notes to Financial Highlights

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commenced operations on January 2, 2013.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[4]

Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.06) and $(0.08) for TimesSquare Small Cap Growth Fund’s Institutional Class and Premier Class, respectively, and $(0.04) and $(0.06) for TimesSquare Mid Cap Growth Fund’s Institutional Class and Premier Class, respectively.

[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Institutional Class and Premier Class, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.003% of average net assets for the Institutional Class and Premier Class, respectively.
[8]	Rounds to less than $0.01 per share or 0.01%.
[9]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Institutional Class and Premier Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.004% of average net assets for the Institutional Class and Premier Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.021% and 0.027% of average net assets for the Institutional Class and Premier Class, respectively.
[12]	Not annualized.
[13]	Annualized.

24

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are TimesSquare Small Cap Growth Fund (“Small Cap”), TimesSquare Mid Cap Growth Fund (“Mid Cap”) and TimesSquare International Small Cap Fund (“International Small Cap”), each a “Fund” and collectively the “Funds.” International Small Cap will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2013, International Small Cap received no fees.

Effective June 26, 2006, Small Cap was closed to new investors. Shareholders who owned shares of the Small Cap when it was closed may continue to purchase additional shares in their existing accounts. Financial advisors, institutions, intermediaries, and other platforms that have existing client assets or accounts in the Fund may add to existing client accounts and may open new accounts for existing or new clients. Exchanges into the Fund are not permitted, unless the exchange is being made into an existing shareholder or intermediary account, as described above. Fund management may reopen the Fund to certain investors in the future.

Effective December 31, 2010, Mid Cap was closed to new investors. Shareholders who owned shares of Mid Cap when it was closed, including shareholders who held an account directly with the Fund and those shareholders who invested in the Fund through a financial intermediary account, the ManagersChoice®program, a financial platform, defined contribution, defined benefit or asset allocation program (collectively, “financial intermediaries”), may continue to purchase shares of the Fund. In addition, certain financial intermediaries that, at Fund management’s discretion, had accounts or client assets in the Fund on or before March 31, 2011, regardless of whether such financial intermediary was acting on a discretionary or non-discretionary basis, may continue to purchase shares of the Fund for those accounts and may open new Fund accounts for existing or new clients. Exchanges into the Fund are not permitted unless the exchange is being made into an existing shareholder account or an existing financial intermediary account at the time of the exchange as described above. Fund management may, in its discretion, reopen the Fund to certain investors in the future. The Fund reserves the right to modify this policy at any time.

The International Small Cap Fund commenced operations on January 2, 2013. The Funds offer both Institutional Class and Premier Class shares. Institutional shares, which are designed primarily for institutional investors meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents an interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting

25

Notes to Financial Statements (continued)

the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended June 30, 2013 the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Small Cap - $16,197 or 0.004%, Mid Cap - $31,413 or 0.004%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Funds did not incur any overdraft fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are

26

Notes to Financial Statements (continued)

due to differing treatments for losses deferred due to wash sales, REITS, foreign currency and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2012 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Funds had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2013, such amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows:

Small Cap - two collectively own 33%; Mid Cap - three collectively own 44%; International Small Cap - six collectively own 81%. Transactions by these shareholders may have a material impact on their respective Fund.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding for Small Cap, Mid Cap and International Small Cap were $58,809,914, $40,283,436 and $31,145, respectively.

i.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j.	Foreign Securities

The Funds invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager

27

Notes to Financial Statements (continued)

selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by TimesSquare Capital Management, LLC, (“TimesSquare”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Small Cap	1.00%
Mid Cap	1.00%
International Small Cap	0.90%

Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a reimbursement agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund has made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2013, the management fee for Mid Cap was reduced by $2,984.

The Investment Manager has contractually agreed, through May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Small Cap, Mid Cap and International Small Cap to 1.05%, 1.19% and 1.05%, respectively, of each Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap.

For the six months ended June 30, 2013, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap	Mid Cap	International Small Cap
Reimbursement Available - 12/31/12	$273,694	—	—
Additional Reimbursements	—	—	$(58,040)
Repayments	(70,326)	—	—
Expired Reimbursements	(10,675)	—	—

Reimbursement Available - 06/30/13	$192,693	—	$(58,040)

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

28

Notes to Financial Statements (continued)

For the Premier Class of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Premier Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below. The impact on the expense ratios for the six months ended June 30, 2013, were as follows:

	Maximum Amount Allowed	Actual Amount Charged
Small Cap
Premier Class	0.20%	0.16%
Mid Cap
Premier Class	0.20%	0.20%
International Small Cap
Premier Class	0.25%	0.00%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2013, Small Cap lent varying amounts not exceeding $6,538,263 for seven days earning interest of $1,364. The interest earned is included in the Statement of Operations as interest income. At June 30, 2013, Small Cap Fund had no loans outstanding. For the six months ended June 30, 2013, neither the Mid Cap nor International Small Cap Funds borrowed from or lent to another Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$246,615,689	$270,047,167
Mid Cap	$467,602,320	$481,586,638
International Small Cap	$2,657,343	$390,990

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2013.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have had no prior claims or losses and expect the risks of material loss to be remote.

29

Notes to Financial Statements (continued)

6.	Master Netting Agreements

The Funds may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Funds’ open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

		Gross Amounts Offset in the	Net Amounts of Assets Presented in	Gross Amount Not Offset In the Statement
		Statement of	the Statement of	of Assets and Liabilities
	Gross Amounts of	Assets and	Assets and	Financial	Cash Collateral
Fund	Recognized Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Small Cap
Securities lending	$57,560,311	—	$57,560,311	—	$57,560,311	$—
Repurchase agreements	58,809,914	—	58,809,914	$58,809,914	—	—

Total	$116,370,225	—	$116,370,225	$58,809,914	$57,560,311	$—

Mid Cap
Securities lending	$37,820,317	—	$37,820,317	—	$37,820,317	$—
Repurchase agreements	40,283,436	—	40,283,436	$40,283,436	—	—

Total	$78,103,753	—	$78,103,753	$40,283,436	$37,820,317	$—

International Small Cap
Securities lending	$28,554	—	$28,554	—	$28,554	—
Repurchase agreements	31,145	—	31,145	$31,145	—	—

Total	$59,699	—	$59,699	$31,145	$28,554	—

7.	New Accounting Pronouncement

In June 2013, the FASB issued ASU No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years.

8.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

30

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of TimesSquare Mid Cap Growth Fund and TimesSquare Small Cap Growth Fund (each a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for each Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took

31

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year and 5-year periods ended March 31, 2013 was above the median performance for the Peer Group and above, below and above, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund was in the top decile relative to its peers over the past 12 months. The Trustees’ also took into account the fact that the Fund ranked in the top quintile of the Peer Group since the Fund’s inception on March 4, 2005. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted management’s discussion of the current asset level of each

Fund, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost to the Subadvisor of providing subadvisory services to each Fund and the resulting profitability from the relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.19% for Institutional Class shares and 1.39% for Premier Class shares. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of

32

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.05% for Institutional Class shares and 1.25% for Premier Class shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*     *     *     *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

TimesSquare Capital Management, LLC

1177 Avenue of the Americas

39th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P. Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL

SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG

June 30, 2013

Skyline Special Equities Portfolio: SKSEX

SAR018-0613

Skyline Special Equities Portfolio

Semi-Annual Report—June 30, 2013 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS	7

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	11
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	17

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2013	the Period	01/01/13	06/30/13	the Period*
Skyline Special Equities Portfolio
Based on Actual Fund Return	1.32%	$1,000	$1,200	$7.20
Hypothetical (5% return before expenses)	1.32%	$1,000	$1,018	$6.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the Skyline Special Equities Portfolio, the Russell 2000® Value Index and the Russell 2000® Index for the same time periods ended June 30, 2013.

	Six
Average Annual Total Returns[1]	Months*	One Year	Five Years	Ten Years
Skyline Special Equities Portfolio [2,3,4]	20.02%	36.34%	13.15%	10.65%[5]
Russell 2000® Value Index [6]	14.39%	24.76%	8.59%	9.30%
Russell 2000® Index [7]	15.86%	24.21%	8.77%	9.53%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member of FINRA.

*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	A short-term redemption fee of 2% will be charged on the redemption of Fund shares held for 30 days or less.
[4]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

Effective after the close of business on December 31, 2007, the Fund was reorganized into the Skyline Special Equities Portfolio, a series of Managers AMG Funds. The returns shown include the performance of the predecessor Fund.

[6]	The Russell 2000® Value Index is an unmanaged, market-value weighted, value-oriented index comprised of small stocks that have relatively low price to book ratios and lower forecasted growth values.
[7]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index of the 3,000 largest U.S. companies as measured by market capitalization, and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Index and the Russell 2000® Value Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC Insured, nor bank guaranteed. May lose value.

3

Skyline Special Equities Portfolio

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

	Skyline	Russell	Russell
	Special Equities	2000®	2000®
Industry	Portfolio**	Value Index	Index
Industrials	30.5%	12.3%	14.9%
Information Technology	18.2%	12.1%	16.6%
Consumer Discretionary	17.1%	13.2%	14.8%
Financials	16.8%	37.6%	22.9%
Health Care	4.9%	4.5%	12.6%
Energy	4.8%	6.1%	5.7%
Materials	2.7%	5.0%	4.8%
Consumer Staples	0.0%	2.8%	3.8%
Telecommunication Services	0.0%	0.5%	0.7%
Utilities	0.0%	5.9%	3.2%
Other Assets and Liabilities	5.0%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
Trimas Corp.*	2.2%
BancorpSouth, Inc.	2.0
Arctic Cat, Inc.	2.0
Teleflex, Inc.*	2.0
Huron Consulting Group, Inc.	2.0
Symetra Financial Corp.	1.9
Fairchild Semiconductor International, Inc.*	1.9
McGrath RentCorp*	1.8
MDC Partners, Inc., Class A	1.8
Cambrex Corp.	1.7

Top Ten as a Group	19.3%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 95.0%
Consumer Discretionary - 17.1%
Arctic Cat, Inc.	152,600	$6,863,948
Asbury Automotive Group, Inc.*	85,957	3,446,876
Ascena Retail Group, Inc.*	266,400	4,648,680
Brunswick Corp.	186,100	5,945,895
Drew Industries, Inc.	119,150	4,684,978
Gildan Activewear, Inc.	146,600	5,938,766
Group 1 Automotive, Inc.	29,600	1,904,168
Harman International Industries, Inc.	102,900	5,577,180
La-Z-Boy, Inc.	252,100	5,110,067
MDC Partners, Inc., Class A	343,900	6,203,956
Signet Jewelers, Ltd.[1]	64,800	4,369,464
Winnebago Industries, Inc.*	195,900	4,111,941
Total Consumer Discretionary		58,805,919
Energy - 4.8%
Bristow Group, Inc.	86,000	5,617,520
EPL Oil & Gas, Inc.*	176,200	5,173,232
TETRA Technologies, Inc.*	317,100	3,253,446
Ultra Petroleum Corp.*,1	126,900	2,515,158
Total Energy		16,559,356
Financials - 16.8%
Aspen Insurance Holdings, Ltd.	92,673	3,437,241
BancorpSouth, Inc.	397,500	7,035,750
BBCN Bancorp, Inc.	314,300	4,469,346
Berkshire Hills Bancorp, Inc.	169,112	4,694,549
Brookline Bancorp, Inc.	438,400	3,805,312
First Midwest Bancorp, Inc.	372,100	5,105,212
Hanover Insurance Group, Inc., The	101,500	4,966,395
Park Sterling Corp.*	665,300	3,931,923
Reinsurance Group of America, Inc.	71,847	4,965,346
Sterling Financial Corp.	205,800	4,893,924
Symetra Financial Corp.	412,600	6,597,474
Validus Holdings, Ltd.	114,100	4,121,292
Total Financials		58,023,764
Health Care - 4.9%
Cambrex Corp.*	425,700	5,947,029
Symmetry Medical, Inc.*	490,485	4,129,884
Teleflex, Inc.	88,150	6,830,743
Total Health Care		16,907,656
Industrials - 30.5%
Avery Dennison Corp.	125,400	5,362,104
CBIZ, Inc.*	824,575	5,532,898
Columbus McKinnon Corp.*	219,850	4,687,202

	Shares	Value
CRA International, Inc.*	235,969	$4,358,347
EnPro Industries, Inc.*	69,100	3,507,516
G&K Services, Inc., Class A	124,000	5,902,400
General Cable Corp.	126,021	3,875,146
GP Strategies Corp.*	181,346	4,319,662
Harsco Corp.	177,600	4,118,544
Huron Consulting Group, Inc.*	146,300	6,764,912
Kaydon Corp.	169,100	4,658,705
Luxfer Holdings PLC, ADR	327,000	5,182,950
Manpowergroup, Inc.	97,300	5,332,040
McGrath RentCorp	183,200	6,258,112
Quality Distribution, Inc.*	463,700	4,099,108
Rush Enterprises, Inc., Class A*	104,300	2,581,425
Spirit Aerosystems Holdings, Inc., Class A*	207,200	4,450,656
Steelcase, Inc., Class A	343,900	5,014,062
Swift Transportation Co.*	210,000	3,473,400
Trimas Corp.*	198,500	7,400,080
Triumph Group, Inc.	53,600	4,242,440
United Rentals, Inc.*	78,900	3,937,899
Total Industrials		105,059,608
Information Technology - 18.2%
Actuate Corp.*	387,600	2,573,664
Anixter International, Inc.*	60,600	4,594,086
Benchmark Electronics, Inc.*	282,589	5,680,039
Fairchild Semiconductor International, Inc.*	470,800	6,497,040
Integrated Silicon Solution, Inc.*	455,300	4,990,088
Monotype Imaging Holdings, Inc.	161,200	4,096,092
NeuStar, Inc., Class A*	115,600	5,627,408
Perficient, Inc.*	249,500	3,328,330
Plantronics, Inc.	125,400	5,507,568
Radisys Corp.*	484,900	2,332,369
Rudolph Technologies, Inc.*	296,000	3,315,200
Sanmina Corp.*	349,600	5,016,760
Virtusa Corp.*	217,501	4,819,822
Zebra Technologies Corp., Class A*	102,900	4,469,976
Total Information Technology		62,848,442
Materials - 2.7%
CaesarStone Sdot Yam, Ltd.*	209,990	5,718,028
Koppers Holdings, Inc.	90,200	3,443,836
Total Materials		9,161,864
Total Common Stocks (cost $259,773,198)		327,366,609

The accompanying notes are an integral part of these financial statements.

5

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

	Principal	Value
Short-Term Investments - 4.7%
Repurchase Agreements - 0.5%[2]
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.140%, total to be received $1,000,012 (secured by various U.S. Government Agency Obligations, 2.166% - 5.500%, 12/01/17 - 06/01/43, totaling $1,020,000 )	$1,000,000	$1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $698,580 (secured by various U.S. Government Agency Obligations, 2.000% - 9.500%, 04/01/14 - 01/01/52, totaling $712,542 )	698,571	698,571
Total Repurchase Agreements		1,698,571

	Shares	Value
Other Investment Companies - 4.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.070%	14,664,755	$14,664,755
Total Short-Term Investments (cost $16,363,326)		16,363,326
Total Investments - 99.7% (cost $276,136,524)		343,729,935
Other Assets, less Liabilities - 0.3%		971,299
Net Assets - 100.0%		$344,701,234

The accompanying notes are an integral part of these financial statements.

6

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjuction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $277,006,411 for Federal income tax purposes at June 30, 2013, the aggregate gross unrealized appreciation and/or depreciation were $68,993,407 and $2,269,883, respectively, resulting in net unrealized appreciation of investments of $66,723,524.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $1,624,092, or 0.5% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of June 30, 2013: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets
	for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks†	$327,366,609	—	—	$327,366,609
Short-Term Investments
Repurchase Agreements	—	$1,698,571	—	1,698,571
Other Investment Companies	14,664,755	—	—	14,664,755

Total Investments in Securities	$342,031,364	$1,698,571	—	$343,729,935

†	All common stocks held in the Fund are level 1 securities. For a detailed break out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2013, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

7

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $1,624,092)	$343,729,935
Receivable for Fund shares sold	2,167,555
Receivable for investments sold	1,563,408
Dividends, interest and other receivables	157,148
Receivable from affiliate	35,466
Prepaid expenses	26,163
Other assets	57,047
Total assets	347,736,722
Liabilities:
Payable upon return of securities loaned	1,698,571
Payable for investments purchased	604,425
Payable for Fund shares repurchased	218,630
Accrued expenses:
Investment advisory and management fees	243,499
Administrative fees	67,639
Shareholder servicing fees	67,639
Trustees’ deferred compensation	57,047
Trustee fees and expenses	398
Other	77,640
Total liabilities	3,035,488
Net Assets	$344,701,234
Net Assets Represent:
Paid-in capital	$292,044,929
Undistributed net investment loss	(211,412)
Accumulated net realized loss from investments	(14,725,694)
Net unrealized appreciation of investments	67,593,411
Net Assets	$344,701,234
Shares outstanding	10,948,316
Net asset value, offering and redemption price per share	$31.48
* Investments at cost	$276,136,524

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

Investment Income:
Dividend income	$1,411,031 [1]
Securities lending income	1,541
Interest income	316
Foreign withholding tax	(17,200)
Total investment income	1,395,688
Expenses:
Investment advisory and management fees	1,157,798
Administrative fees	321,610
Shareholder servicing fees	321,610
Extraordinary expense	39,124
Transfer agent	19,116
Professional fees	11,954
Custodian	10,452
Registration fees	8,310
Reports to shareholders	7,474
Trustees fees and expenses	4,212
Miscellaneous	2,437
Total expenses before offsets	1,904,097
Expense reimbursements	(166,782)
Net expenses	1,737,315
Net investment loss	(341,627)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,343,280
Net change in unrealized appreciation (depreciation) of investments	33,696,847
Net realized and unrealized gain	44,040,127
Net increase in net assets resulting from operations	$43,698,500

[1]	Includes non-recurring dividends of $240,220.

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(341,627)	$190,604
Net realized gain on investments	10,343,280	25,595,730
Net change in unrealized appreciation (depreciation) of investments	33,696,847	9,079,988
Net increase in net assets resulting from operations	43,698,500	34,866,322
Capital Share Transactions:
Proceeds from sale of shares	108,654,041	19,500,627
Cost of shares repurchased	(14,975,509)	(35,159,943)
Net increase (decrease) from capital share transactions	93,678,532	(15,659,316)
Total increase in net assets	137,377,032	19,207,006
Net Assets:
Beginning of period	207,324,202	188,117,196
End of period	$344,701,234	$207,324,202
End of period undistributed net investment income (loss)	($211,412)	$130,215

Share Transactions:
Sale of shares	3,545,109	812,407
Shares repurchased	(499,587)	(1,468,780)
Net increase (decrease) in shares	3,045,522	(656,373)

The accompanying notes are an integral part of these financial statements.

10

Skyline Special Equities Portfolio

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
	(unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$26.23	$21.98	$22.45	$17.80	$11.65	$19.54
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)[10]	0.02 [4]	(0.08)	(0.09)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments[1]	5.29	4.23	(0.39)	4.74	6.21	(7.82)
Total from investment operations	5.25	4.25	(0.47)	4.65	6.15	(7.85)
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	—	—	(0.04)
Net Asset Value, End of Period	$31.48	$26.23	$21.98	$22.45	$17.80	$11.65
Total Return[2]	20.02%[5]	19.34%	(2.09)%[6]	26.12%[6]	52.79%	(40.15)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.34%[7,8]	1.32%[9]	1.32%	1.32%	1.32%	1.32%
Ratio of expenses to average net assets (with offsets)	1.34%[8]	1.32%[9]	1.32%	1.32%	1.32%	1.32%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.47%[8]	1.49%[9]	1.51%	1.52%	1.53%	1.54%
Ratio of net investment income (loss) to average net assets[2]	(0.27)%[8]	0.10%[9]	(0.35)%	(0.50)%	(0.47)%	(0.16)%
Portfolio turnover	19%[5]	47%	45%	48%	61%	47%
Net assets at end of period (000’s omitted)	$344,701	$207,324	$188,117	$224,903	$252,807	$186,189

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Fund previously presented in this report.

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05).
[5]	Not annualized.
[6]	The total return is based on the Financial Statement Net Asset Values as shown.
[7]	Annualized.
[8]	Includes non-routine extraordinary expenses amounting to 0.015% of average net assets.
[9]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07).

11

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different Funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Skyline Special Equities Portfolio (the “Fund”). The Fund will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 30 days of the purchase of those shares. For the six months ended June 30, 2013, the Fund had redemption fees amounting to $6,721.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Fund (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Fund may use the fair value of a portfolio investment to calculate its Net Asset Value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

12

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, the Fund did not incur any overdraft fees.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new

Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales, REITS, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of December 31, 2012 and for all open tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre- enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

13

Notes to Financial Statements (continued)

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Fund had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
	Short-Term	Long-Term	December 31,
(Pre-Enactment)	$24,199,087	—	2017

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 51%. Transactions by these shareholders may have a material impact on the Fund.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding for the Fund were $1,698,571.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors the subadvisor’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Skyline Asset Management, L.P. which serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fee rate, as a percentage of average daily net assets, was 0.90%.

The Investment Manager has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.32% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed the Fund’s expense cap. For the six months ended June 30, 2013, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/12	$1,181,046
Additional Reimbursements	166,782
Repayments	—
Expired Reimbursements	(239,285)

Reimbursement Available - 06/30/13	$1,108,543

The Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

Prior to December 31, 2007, the Predecessor Fund provided a deferred compensation plan for its Trustees who are not officers, limited partners or shareholders of limited partners of the Advisor. Under the deferred compensation plan, Trustees could elect to defer all or a portion of their compensation. Amounts deferred were

14

Notes to Financial Statements (continued)

retained by the Fund, represented an unfunded obligation of the Fund, and to the extent permitted by the Investment Company Act of 1940, as amended, may be invested in the common shares of the Fund, as selected by the Trustees. These shares were held by the Advisor on behalf of the Fund, the value of which is reflected in “Other assets” on the Statement of Assets and Liabilities at June 30, 2013. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the Fund’s net asset value. At June 30, 2013, the unrealized appreciation on these shares amounted to $22,179.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Fund’s average daily net asset value. The impact on the annualized expense ratio for the six months ended June 30, 2013 was as follows: maximum rate 0.25%; actual rate 0.25%.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2013, the Fund lent varying amounts not exceeding $4,938,975, for three days receiving interest of $316. The interest earned is included in the Statement of Operations as interest income. At June 30, 2013, the Fund had no loans outstanding.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were $129,312,704 and $47,250,830, respectively. There were no purchases or sales of U.S. Government obligations for the Fund.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund had no prior claims or losses and expects the risk of material loss to be remote.

15

Notes to Financial Statements (continued)

6.	Master Netting Agreements

The Fund may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Fund’s open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

		Gross Amounts	Net Amounts of	Gross Amount Not Offset In
		Offset in the	Assets Presented in	the Statement
		Statement of	the Statement of	of Assets and Liabilities
	Gross Amounts of	Assets and	Assets and	Financial	Cash Collateral
	Recognized Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Securities lending	$1,624,092	—	$1,624,092	—	$1,624,092	—
Repurchase agreements	1,698,571	—	1,698,571	$1,698,571	—	—

Total	$3,322,663	—	$3,322,663	$1,698,571	$1,624,092	—

7.	New Accounting Pronouncement

In June 2013, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Fund’s financial statements and disclosures.

8.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require additional disclosure in or adjustment of the Fund’s financial statements.

16

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for Skyline Special Equities Portfolio (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent, and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the

Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to the Fund, including without limitation a review of the Subadvisor’s investment performance in respect of the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

17

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Value Index. The Board took into account management’s discussion of the Fund’s performance and noted that the Fund ranked in the top quartile relative to the Peer Group for all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain a contractual expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called

“fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund, which bears the Subadvisor’s name. The Trustees noted the current asset levels of the Fund and the undertaking by the Investment Manager to maintain a contractual expense limitation for the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Fund by the Subadvisor to be a material factor in their deliberations at this time.

18

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2014, to limit the Fund’s annual operating expenses (subject to certain excluded expenses) to 1.32%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the

Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

19

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Skyline Asset Management, L.P.

120 South LaSalle Street, Suite 1320

Chicago, IL 60603

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL

CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2013

GW&K Small Cap Equity Fund

Investor Class: GWETX	Service Class: GWESX	Institutional Class: GWEIX

GW&K Municipal Enhanced Yield Fund

Investor Class: GWMNX	Service Class: GWMRX	Institutional Class:GWMEX

GW&K Municipal Bond Fund

Investor Class: GWMTX	Service Class: GWMSX	Institutional Class: GWMIX

SAR019-0613

Managers AMG Funds

Semi-Annual Report—June 30, 2013 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

GW&K Small Cap Equity Fund	5

GW&K Municipal Enhanced Yield Fund	8

GW&K Municipal Bond Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	21

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	23
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	24
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	25
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	26
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL HIGHLIGHTS	32

NOTES TO FINANCIAL STATEMENTS	33

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	40

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2013	the Period	01/01/13	06/30/13	the Period*
GW&K Small Cap Equity Fund
Investor Class
Based on Actual Fund Return	1.37%	$1,000	$1,177	$7.40
Hypothetical (5% return before expenses)	1.37%	$1,000	$1,018	$6.85
Service Class
Based on Actual Fund Return	1.11%	$1,000	$1,178	$5.98
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.54
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,180	$5.12
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.75
GW&K Municipal Enhanced Yield Fund
Investor Class
Based on Actual Fund Return	1.05%	$1,000	$932	$5.03
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,020	$5.26
Service Class
Based on Actual Fund Return	0.82%	$1,000	$934	$3.92
Hypothetical (5% return before expenses)	0.82%	$1,000	$1,021	$4.10
Institutional Class
Based on Actual Fund Return	0.64%	$1,000	$935	$3.06
Hypothetical (5% return before expenses)	0.64%	$1,000	$1,022	$3.20
GW&K Municipal Bond Fund
Investor Class
Based on Actual Fund Return	0.84%	$1,000	$969	$4.10
Hypothetical (5% return before expenses)	0.84%	$1,000	$1,021	$4.21
Service Class
Based on Actual Fund Return	0.58%	$1,000	$971	$2.83
Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.90
Institutional Class
Based on Actual Fund Return	0.34%	$1,000	$972	$1.66
Hypothetical (5% return before expenses)	0.34%	$1,000	$1,023	$1.70

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2013.

	Six	One	Five	Ten	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Years	Inception	Date
GW&K Small Cap Equity Fund[2,3,4]
Investor Class	17.72%	26.67%	10.62%	8.88%	7.63%	12/10/1996
Service Class	17.81%	26.93%	—	—	19.72%	7/27/2009
Institutional Class	18.03%	27.20%	—	—	19.98%	7/27/2009
Russell 2000® Index[5]	15.86%	24.21%	8.77%	9.53%	7.61%	12/10/1996	†
GW&K Municipal Enhanced Yield Fund[2,6,7,8]
Investor Class	(6.77)%	(1.74)%	—	—	8.32%	7/27/2009
Service Class	(6.58)%	(1.42)%	—	—	8.55%	7/27/2009
Institutional Class	(6.50)%	(1.34)%	5.85%	—	3.97%	12/30/2005
Barclays Municipal Bond BAA Index[9]	(2.56)%	0.26%	4.65%	—	3.44%	12/30/2005	†
GW&K Municipal Bond Fund[2,8,11]
Investor Class	(3.12)%	(0.22)%	—	—	5.66%	6/30/2009
Service Class	(2.91)%	0.03%	—	—	5.91%	6/30/2009
Institutional Class	(2.78)%	0.24%	—	—	6.22%	6/30/2009
Barclays 10-Year Municipal Bond Index[10]	(2.77)%	0.09%	—	—	6.04%	6/30/2009	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., member FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are average annual returns. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The performance information shown, as represented by the performance of the Fund’s Investor Class shares (formerly Class A shares), includes that of the predecessor Fund, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. which was reorganized into the GW&K Multi-Cap Equity Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. The Russell 3000® Index is composed of the 3,000 largest U.S. companies as measured by market capitalization, and represents about 98% of the U.S. stock market. The Russell 2000® Index and the Russell 3000® Index are unmanaged, are not available for investment, and do not incur expenses.

[6]

The performance shown includes that of the predecessor Fund, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc., which was reorganized into the GW&K Municipal Enhanced Yield Fund, a series of Managers AMG Funds, as of the close of business on November 7, 2008.

[7]

Issuers of bonds may not be able to meet interest or principal payments when the bonds come due. High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default. The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

3

Fund Performance

Periods ended June 30, 2013 (continued)

[8]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[9]	The Barclays U.S. Municipal Bond BAA Index is a subset of the Barclays U.S. Municipal Bond Index with an index rating of Baa1, Baa2, or Baa3.
[10]

The Barclays 10-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[11]	The Fund is subject to the risks associated with
investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall. Issuer of bonds may not be able to meet interest of principal payments when the bonds come due. Factors unique to the municipal bond market may negatively affect the value in municipal bonds.

The Russell 2000® Index is a registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

4

GW&K Small Cap Equity Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

	GW&K Small Cap	Russell 2000®
Industry	Equity Fund**	Index
Financials	21.1%	22.9%
Information Technology	19.7%	16.6%
Industrials	17.3%	14.9%
Consumer Discretionary	14.4%	14.8%
Health Care	11.2%	12.6%
Energy	4.1%	5.7%
Materials	3.7%	4.8%
Utilities	2.9%	3.2%
Consumer Staples	2.2%	3.8%
Exchange Traded Funds	1.3%	0.0%
Telecommunications Services	0.0%	0.7%
Other Assets and Liabilities	2.1%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
Signature Bank*	2.4%
Gulfport Energy Corp.*	2.3
Portfolio Recovery Associates, Inc.*	2.3
Grand Canyon Education, Inc.	2.2
Middleby Corp.*	2.2
Tyler Technologies, Inc.*	2.1
FEI Co.*	2.1
MarketAxess Holdings, Inc.	2.0
Cleco Corp.*	1.9
Group 1 Automotive, Inc.*	1.9

Top Ten as a Group	21.4%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 14.4%
BJ’s Restaurants, Inc.*	48,325	$1,792,857
Grand Canyon Education, Inc.*	130,990	4,221,808
Group 1 Automotive, Inc.	55,575	3,575,140
Hibbett Sports, Inc.*	44,275	2,457,262
Life Time Fitness, Inc.*	42,410	2,125,165
Monro Muffler Brake, Inc.	29,390	1,412,189
Pier 1 Imports, Inc.	81,720	1,919,603
Ryland Group, Inc., The	67,695	2,714,570
Steiner Leisure, Ltd.*	29,215	1,544,305
Texas Roadhouse, Inc.	116,935	2,925,714
Tupperware Brands Corp.	34,250	2,660,883
Total Consumer Discretionary		27,349,496
Consumer Staples - 2.2%
Harris Teeter Supermarkets, Inc.	55,295	2,591,124
WD-40 Co.	29,775	1,622,142
Total Consumer Staples		4,213,266
Energy - 4.1%
Dril-Quip, Inc.*	32,331	2,919,166
Gulfport Energy Corp.*	93,680	4,409,518
Tesco Corp.*	36,520	483,890
Total Energy		7,812,574
Financials - 21.1%
American Campus Communities, Inc.	55,985	2,276,350
Cohen & Steers, Inc.[1]	75,100	2,551,898
Glacier Bancorp, Inc.	135,935	3,016,398
Iberiabank Corp.	45,510	2,439,791
MarketAxess Holdings, Inc.	80,410	3,759,168
Mid-America Apartment Communities, Inc.	39,620	2,685,047
National Health Investors, Inc.	40,290	2,411,759
Pebblebrook Hotel Trust	66,675	1,723,549
Portfolio Recovery Associates, Inc.*	28,028	4,305,942
ProAssurance Corp.	58,495	3,051,099
Signature Bank*	55,895	4,640,403
Stifel Financial Corp.*	78,590	2,803,305
SVB Financial Group*	38,570	3,213,652
Umpqua Holdings Corp.	78,235	1,174,307
Total Financials		40,052,668
Health Care - 11.2%
Acadia Healthcare Co., Inc.*	1,800	59,526
Air Methods Corp.	61,490	2,083,281
Cubist Pharmaceuticals, Inc.*	61,375	2,964,412

	Shares	Value
Hanger, Inc.*	94,265	$2,981,602
HMS Holdings Corp.*	70,865	1,651,154
ICU Medical, Inc.*	47,770	3,442,306
IPC The Hospitalist Co., Inc.*	49,855	2,560,553
Medidata Solutions, Inc.*	30,185	2,337,828
West Pharmaceutical Services, Inc.	44,935	3,157,133
Total Health Care		21,237,795
Industrials - 17.3%
CLARCOR, Inc.	58,315	3,044,626
Corporate Executive Board Co., The	45,230	2,859,441
Healthcare Services Group, Inc.	94,630	2,320,328
Heartland Express, Inc.	168,600	2,338,482
II-VI, Inc.*	85,310	1,387,141
Middleby Corp.*	23,983	4,079,268
Mobile Mini, Inc.*	48,960	1,623,024
Nordson Corp.	43,305	3,001,470
Proto Labs, Inc.*	32,810	2,131,666
RBC Bearings, Inc.*	51,550	2,678,023
Ritchie Bros. Auctioneers, Inc.[1]	96,135	1,847,715
Toro Co., The	53,890	2,447,145
Universal Forest Products, Inc.	41,030	1,637,918
US Ecology, Inc.	55,155	1,513,453
Total Industrials		32,909,700
Information Technology - 19.7%
Blackbaud, Inc.	70,345	2,291,137
Cardtronics, Inc.*	72,350	1,996,860
Cavium, Inc.*	51,290	1,814,127
Cognex Corp.	64,125	2,899,732
Cohu, Inc.	88,795	1,109,937
CoStar Group, Inc.*	21,113	2,725,055
FEI Co.	54,455	3,974,670
Harmonic, Inc.*	63,325	402,114
Hittite Microwave Corp.*	44,370	2,573,460
NIC, Inc.	114,190	1,887,561
Power Integrations, Inc.	49,360	2,002,042
PROS Holdings, Inc.*	79,690	2,386,715
Rofin-Sinar Technologies, Inc.*	72,505	1,808,275
SciQuest, Inc.*	60,865	1,524,668
Solera Holdings, Inc.	34,715	1,931,890
Sourcefire, Inc.*	35,515	1,972,858
Tyler Technologies, Inc.*	59,015	4,045,478
Total Information Technology		37,346,579
Materials - 3.7%
Compass Minerals International, Inc.	21,743	1,837,936

The accompanying notes are an integral part of these financial statements.

6

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 3.7% (continued)
Flotek Industries, Inc.*	109,860	$1,970,888
Silgan Holdings, Inc.	67,685	3,178,488
Total Materials		6,987,312
Utilities - 2.9%
Cleco Corp.	79,075	3,671,452
NorthWestern Corp.	45,490	1,815,051
Total Utilities		5,486,503
Total Common Stocks (cost $148,950,694)		183,395,893
Exchange Traded Funds - 1.3%
Clearbridge Energy MLP Fund, Inc.[1]	35,685	1,004,533
Tortoise Energy Infrastructure Corp.	31,260	1,453,590
Total Exchange Traded Funds (cost $ 2,042,451)		2,458,123

	Principal
Short-Term Investments - 3.0%
Repurchase Agreements - 1.3%[2]
Citigroup Global Markets, Inc., dated 06/28/13, due 07/01/13, 0.140%, total to be received $1,000,012 (secured by various U.S. Government Agency Obligations, 2.166% - 5.500%, 12/01/17 - 06/01/43, totaling $1,020,000)	$1,000,000	1,000,000

	Principal	Value
Deutsche Bank Securities, Inc., dated 06/28/13, due 07/01/13, 0.150%, total to be received $425,781 (secured by various U.S. Government Agency Obligations, 0.000% - 2.125%, 07/05/13 - 08/15/21, totaling $434,292)	$425,776	$425,776
Mizuho Securities USA, Inc., dated 06/28/13, due 07/01/13, 0.170%, total to be received $1,000,014 (secured by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/25/13 - 11/15/42, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,425,776

	Shares
Other Investment Companies - 1.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	3,295,175	3,295,175
Total Short-Term Investments (cost $5,720,951)		5,720,951
Total Investments - 100.9% (cost $156,714,096)		191,574,967
Other Assets, less Liabilities - (0.9)%		(1,740,422)
Net Assets - 100.0%		$189,834,545

The accompanying notes are an integral part of these financial statements.

7

GW&K Municipal Enhanced Yield Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

GW&K Municipal
Enhanced Yield
Rating	Fund**
U.S. Treasury & Agency	0.0%
Aaa	0.0%
Aa	0.5%
A	28.5%
Baa	67.5%
Ba & lower	3.3%
Not Rated	0.2%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
California State Public Works Board Revenue, Series 2012 A, 5.000%, 04/01/37*	3.5%
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40*	3.5
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40*	3.5
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35*	3.4
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	3.2
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42*	3.0
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38*	2.8
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42*	2.8
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	2.7
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	2.6

Top Ten as a Group	31.0%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

GW&K Municipal Enhanced Yield Fund

Fund Snapshots (continued)

June 30, 2013

State Breakdown (unaudited)

% of
State	Net Assets
Texas	14.7%
Arizona	8.2%
Pennsylvania	6.9%
California	6.6%
Indiana	5.0%
Ohio	4.8%
District of Columbia	3.5%
North Dakota	3.4%
Florida	3.1%
Tennessee	2.8%
Louisiana	2.8%
Colorado	2.8%
New Hampshire	2.7%
Virginia	2.6%
Massachusetts	2.6%
Virgin Islands	2.6%
West Virginia	2.6%
New York	2.3%
Iowa	2.3%
New Jersey	2.1%
Nebraska	1.8%
Maine	1.8%
Michigan	1.7%
Illinois	1.6%
Alabama	1.5%
Kentucky	1.3%
Maryland	0.8%
Guam	0.7%
Hawaii	0.6%
Mississippi	0.2%
North Carolina	0.1%
Other Assets and Liabilities	3.5%

100.0%

9

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 96.5%
Alabama - 1.5%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$1,415,000	$1,419,953
Prattville Industrial Development Board Environmental Improvement Revenue, International Paper Co. Project, Series 2006 A, 4.750%, 12/01/30	3,000,000	2,903,190
Total Alabama		4,323,143
Arizona - 8.2%
Apache County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 4.500%, 03/01/30	5,580,000	5,370,750
Maricopa County Pollution Control Corp., El Paso Electric Co. Palo Verde Project, Series 2012 A, 4.500%, 08/01/42	6,455,000	5,772,255
Phoenix Industrial Development Authority, Rowan University, 5.000%, 06/01/42	7,500,000	7,542,525
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	3,025,000	3,044,662
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2012 A, 4.500%, 06/01/30	2,500,000	2,405,300
Total Arizona		24,135,492
California - 6.6%
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.250%, 02/01/37	325,000	330,063
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	3,555,000	3,675,372
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	128,896
California State Public Works Board Revenue, Series 2012 A, 5.000%, 04/01/37	10,180,000	10,396,223
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	512,430
California Statewide Communities Development Authority Student Housing Revenue, University of California Irvine Campus Apartments Project, Series 2011, 5.375%, 05/15/38	2,260,000	2,296,793
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,935,000	2,009,923
Total California		19,349,700
Colorado - 2.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	7,040,000	8,199,629
District of Columbia - 3.5%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/31 (FGIC Insured)[4]	5,025,000	5,061,029
District of Columbia Student Dorm Revenue, Howard University, 5.000%, 10/01/45	5,600,000	5,100,592
Total District of Columbia		10,161,621
Florida - 3.1%
Martin County Health Facilities Authority, Martin Memorial Medical Center, 5.500%, 11/15/42	3,905,000	4,015,394
Miami Beach Health Facilities Authority, Mt. Sinai Medical Center, 5.000%, 11/15/29	5,000,000	4,868,900
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	52,335
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	159,174
Total Florida		9,095,803
Guam - 0.7%
Guam Power Authority Revenue, Series 2012 A, 5.000%, 10/01/30 (AGM Insured)[4]	950,000	1,011,418
Guam Power Authority Revenue, Series 2012 A, 5.000%, 10/01/34	1,000,000	1,029,020
Total Guam		2,040,438

The accompanying notes are an integral part of these financial statements.

10

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Hawaii - 0.6%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	$1,760,000	$1,847,683
Illinois - 1.6%
Illinois State General Obligation, 5.500%, 07/01/38[5]	2,750,000	2,815,807
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,780,000	1,983,561
Total Illinois		4,799,368
Indiana - 5.0%
Indiana State Finance Authority Hospital Revenue, Community Health Network, Series 2012 A, 5.000%, 05/01/42	9,605,000	9,531,810
Indiana State Finance Authority Midwestern Division, Ohio Valley Electric Corp., Series 2012 A, 5.000%, 06/01/39	5,475,000	5,244,722
Total Indiana		14,776,532
Iowa - 2.3%
Iowa Finance Authority, Alcoa, Inc. Project, 4.750%, 08/01/42	8,380,000	6,780,509
Kentucky - 1.3%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,785,000	1,968,462
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,705,000	1,784,419
Total Kentucky		3,752,881
Louisiana - 2.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	4,575,000	5,103,458
Louisiana State Public Facilities Authority Revenue, Cleco Power LLC Project, Series B, 4.250%, 12/01/38	3,500,000	3,138,450
Total Louisiana		8,241,908
Maine - 1.8%
Maine Health & Higher Educational Facilities Authority Revenue, Eastern Maine Medical Center Obligation Group, Series 2013, 5.000%, 07/01/43	5,200,000	5,200,000
Maryland - 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue, Frederick Memorial Hospital, Series 2012 A, 4.000%, 07/01/38	3,000,000	2,495,910
Massachusetts - 2.6%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	945,000	1,071,290
Massachusetts State Development Finance Agency Revenue, Covanta Energy Project, Series 2012 B, 4.875%, 11/01/42	5,000,000	4,415,150
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,090,000	2,231,577
Total Massachusetts		7,718,017
Michigan - 1.7%
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, Series 2009, 5.750%, 11/15/39	4,630,000	4,920,718
Mississippi - 0.2%
Warren County, Mississippi, Gulf Opportunity Zone Revenue, International Paper Co. Project, Series 2011 A, 5.375%, 12/01/35	675,000	708,237
Nebraska - 1.8%
Central Plains Energy Project, Natural Gas Revenue, 5.000%, 09/01/42	5,325,000	5,268,182
New Hampshire - 2.7%
New Hampshire Health and Education Facilities Authority, Southern New Hampshire University, 5.000%, 01/01/42	8,220,000	7,941,506
New Jersey - 2.1%
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/28	1,420,000	1,423,010

The accompanying notes are an integral part of these financial statements.

11

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey - 2.1% (continued)
New Jersey Economic Development Authority, UMM Energy Partners, Series 2012 A, 5.125%, 06/15/43	$1,200,000	$1,226,316
New Jersey Health Care Facilities Financing Authority Revenue and Refunding, Barnabas Health Issue, Series 2011 A, 5.625%, 07/01/32	2,730,000	2,852,277
New Jersey State Educational Facilities Authority Revenue, University Medical and Dentistry, Series 2009 B, 7.500%, 12/01/32	570,000	754,788
Total New Jersey		6,256,391
New York - 2.3%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	4,655,000	4,773,237
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,810,000	2,021,679
Total New York		6,794,916
North Carolina - 0.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Co. Projects, Series 2009 A, 6.250%, 11/01/33	200,000	217,580
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	133,423
Total North Carolina		351,003
North Dakota - 3.4%
Grand Forks Health Care Revenue, Altru Health System, 5.000%, 12/01/35	9,750,000	10,080,915
Ohio - 4.8%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	10,000,000	10,198,400
Cleveland Airport System Revenue, Series 2012 A, 5.000%, 01/01/31	3,805,000	3,852,258
Total Ohio		14,050,658
Pennsylvania - 6.9%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	5,230,000	5,530,777
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	3,135,000	2,825,450
Pennsylvania Higher Educational Facilities Authority, La Salle University, 5.000%, 05/01/42	9,215,000	8,927,216
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,350,000	1,387,665
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	1,025,000	1,127,695
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	330,000	359,743
Total Pennsylvania		20,158,546
Tennessee - 2.8%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	175,000	204,920
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2012 A, 5.000%, 08/15/42	8,275,000	8,063,988
Total Tennessee		8,268,908
Texas - 14.7%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	3,505,000	3,817,716
Central Texas Regional Mobility Authority Senior Lien Revenue, Series A, 5.000%, 01/01/43	2,200,000	2,121,152
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 A, 4.750%, 05/01/38	2,500,000	2,241,325
Fort Bend County Industrial Development Corp. Industrial Revenue, Series 2012 B, 4.750%, 11/01/42	1,510,000	1,322,141
Gulf Coast Industrial Development Authority, CITGO Petroleum Project, 4.875%, 05/01/25	5,000,000	4,922,450

The accompanying notes are an integral part of these financial statements.

12

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 14.7% (continued)
Gulf Coast Waste Disposal Authority, International Paper Co. Project, Series 2002 A, 6.100%, 08/01/24	$315,000	$315,249
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Co. - Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	10,370,000	10,377,363
Matagorda County, Texas, Navigation District No. 1, AEP Texas Central Co. Project, Series B-1, 4.000%, 06/01/30	3,000,000	2,635,140
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 4.140%, 09/01/37[6]	2,030,000	526,034
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Senior Lien Series 2008 A, 6.250%, 12/15/26	5,055,000	5,873,455
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	3,425,000	4,030,300
Texas State Transportation Commission Revenue, Series 2012 A, 5.000%, 08/15/41	5,000,000	5,017,900
Total Texas		43,200,225
Virgin Islands - 2.6%
Virgin Islands Public Finance Authority Matching Fund Loan Notes, Series 2012 A, 5.000%, 10/01/32	7,250,000	7,605,105
Virginia - 2.6%
Chesapeake City Expressway Toll Road Revenue, Series 2012 A, 5.000%, 07/15/47	2,475,000	2,351,002
Industrial Development Authority of Washington County, Virginia, Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	110,000	129,455
Route 460 Funding Corp. Toll Road Revenue, Series 2012 A, 5.125%, 07/01/49	5,415,000	5,263,380
Total Virginia		7,743,837
West Virginia - 2.6%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38[7]	7,050,000	7,530,951
Total Municipal Bonds (cost $293,907,038)		283,798,732

	Shares
Other Investment Companies - 2.8%[3]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $8,328,629)	8,328,629	8,328,629
Total Investments - 99.3% (cost $302,235,667)		292,127,361
Other Assets, less Liabilities - 0.7%		2,090,980
Net Assets - 100.0%		$294,218,341

The accompanying notes are an integral part of these financial statements.

13

GW&K Municipal Bond Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

GW&K Municipal
Rating	Bond Fund**
Aaa	19.2%
Aa	55.0%
A	24.8%
Baa	1.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	1.8%
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20*	1.8
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	1.7
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	1.7
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22*	1.6
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	1.6
Louisiana State General Obligation, Series 2012 C, 5.000%, 07/15/22	1.5
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	1.5
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20*	1.5
New York City Transitional Finance Authority Future Tax Secured Revenue, Series H, 5.000%, 11/01/21	1.5

Top Ten as a Group	16.2%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

GW&K Municipal Bond Fund

Fund Snapshots (continued)

June 30, 2013

State Breakdown (unaudited)

% of
State	Net Assets
New York	14.1%
California	9.0%
Florida	8.3%
Washington	8.0%
New Jersey	7.9%
Illinois	6.6%
Ohio	5.5%
Michigan	4.8%
Arizona	3.8%
Texas	3.5%
Virginia	3.4%
Massachusetts	3.3%
Wisconsin	2.3%
Pennsylvania	2.3%
North Carolina	2.2%
Kansas	2.1%
Louisiana	1.8%
Nebraska	1.6%
Colorado	1.3%
South Carolina	1.1%
Kentucky	1.0%
Oregon	1.0%
Oklahoma	0.8%
Mississippi	0.5%
Iowa	0.3%
Maine	0.3%
Vermont	0.2%
Other Assets and Liabilities	3.0%

100.0%

15

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Principal Amount	Value
Municipal Bonds - 96.3%
Arizona - 3.8%
Arizona Transportation Board, Subordinated Highway Revenue, Series 2011 A, 5.000%, 07/01/22	$2,185,000	$2,561,323
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/21	1,275,000	1,514,840
Arizona Transportation Board, Subordinated Highway Revenue, Series 2013 A, 5.000%, 07/01/22	2,095,000	2,486,702
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	650,000	735,689
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue, Series 2008, 5.500%, 07/01/20	1,045,000	1,207,801
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)[4]	590,000	671,933
Total Arizona		9,178,288
California - 9.0%
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	1,675,000	1,947,254
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)[4]	215,000	236,537
California State Public Works Board Lease Revenue, California State Prison Project, Series 2011 C, 5.250%, 10/01/22	1,000,000	1,159,260
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	285,108
California State Public Works Board Lease Revenue, Various Capital Projects, Series 2012 A, 5.000%, 04/01/18	1,000,000	1,138,520
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)[4]	370,000	434,972
California State Tax Exempt General Obligation, 5.000%, 09/01/23	1,650,000	1,911,723
California State Tax Exempt General Obligation, 5.000%, 09/01/25	1,750,000	1,883,157
California State Tax Exempt General Obligation, 5.250%, 02/01/23	2,135,000	2,448,824
East Bay Municipal Utility District, Water Revenue, Series 2012 B, 5.000%, 06/01/19	2,025,000	2,404,282
Los Angeles County Metropolitan Transportation Authority, Series 2013 A, 5.000%, 07/01/20[7]	3,050,000	3,637,887
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)[4]	1,300,000	1,546,558
Los Angeles Unified School District General Obligation, Series 2007 H, 5.000%, 07/01/21 (AGM Insured)[4]	1,515,000	1,691,119
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)[4]	610,000	714,206
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	235,069
Total California		21,674,476
Colorado - 1.3%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	250,000	274,203
Regional Transportation District County COPS, Series A, 5.000%, 06/01/24 (FGIC Insured)[4]	2,500,000	2,789,500
Total Colorado		3,063,703
Florida - 8.3%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22	670,000	754,829
Florida State Board of Education Capital Outlay, Series 2011 C, 5.000%, 06/01/22	3,655,000	4,267,139
Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.000%, 07/01/20	3,600,000	4,229,748
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18	100,000	108,448
JEA Water and Sewer System Revenue, Series 2012 A, 5.000%, 10/01/24	1,660,000	1,886,607
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	370,000	415,210
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22 (AGM Insured)[4]	520,000	585,442

The accompanying notes are an integral part of these financial statements.

16

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Florida - 8.3% (continued)
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	$800,000	$941,600
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	710,000	839,000
Reedy Creek Improvement District, Utility Revenue, Series 1, 5.000%, 10/01/25	2,000,000	2,219,900
Tampa Bay Regional Water Supply Authority Revenue, 5.000%, 10/01/19	1,610,000	1,916,109
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	1,430,000	1,688,902
Total Florida		19,852,934
Illinois - 6.5%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	345,000	385,117
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	315,000	357,040
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%,
06/01/17 (AMBAC Insured)[4]	1,090,000	1,204,123
Chicago Waterworks Revenue, 5.000%, 11/01/22	1,730,000	2,015,761
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)[4]	300,000	356,007
Illinois State General Obligation, 5.500%, 07/01/26	2,000,000	2,144,580
Illinois State Sales Tax Revenue, Build Illinois, Junior Obligation, 5.000%, 06/15/23	3,500,000	4,026,750
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	645,000	734,010
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	415,000	479,719
Illinois State Unemployment Insurance, Series 2012 B, 5.000%, 12/15/18	1,500,000	1,658,265
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2012 B, 5.000%, 12/15/22	2,035,000	2,369,534
Total Illinois		15,730,906
Iowa - 0.3%
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	665,000	774,140
Kansas - 2.1%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)[4]	410,000	426,006
Wichita Hospital Revenue, Christian Health System Inc., Series IV-A, 5.000%, 11/15/22	2,750,000	3,321,395
Wichita Hospital Revenue, Series 2011 IV-A, 5.000%, 11/15/20	1,060,000	1,275,986
Total Kansas		5,023,387
Kentucky - 1.0%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	500,000	579,845
Kentucky Turnpike Authority Revenue, Revitalization Projects, Series 2012 A, 5.000%, 07/01/19	1,500,000	1,756,710
Total Kentucky		2,336,555
Louisiana - 1.8%
Louisiana Gasoline & Fuels Tax Revenue, Series 2012 A-1, 5.000%, 05/01/19	500,000	587,225
Louisiana State General Obligation, Series 2012 C, 5.000%, 07/15/22	3,090,000	3,645,458
Total Louisiana		4,232,683
Maine - 0.3%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	600,000	681,468
Massachusetts - 3.3%
Massachusetts State Bay Transportation Authority Sales Tax Revenue, Series 2004 C, 5.500%, 07/01/23	1,750,000	2,149,157
Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series 2008 T-1, 5.000%, 10/01/24	1,655,000	1,866,261
Massachusetts State School Building Authority Sales Tax Revenue, Series 2012 A, 5.000%, 08/15/21	2,610,000	3,116,183

The accompanying notes are an integral part of these financial statements.

17

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Massachusetts - 3.3% (continued)
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	$650,000	$757,016
Total Massachusetts		7,888,617
Michigan - 4.8%
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/20	1,795,000	2,072,543
Michigan Finance Authority Revenue, Unemployment Obligation, Series 2012 B, 5.000%, 07/01/22	3,475,000	3,850,335
Michigan State Trunk Line Fund, Series 2006, 5.000%, 09/01/19 (AGM Insured)[4]	3,015,000	3,270,793
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)[4]	1,010,000	1,131,654
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,113,430
Total Michigan		11,438,755
Mississippi - 0.5%
Mississippi Development Bank Special Obligation, Madison County Highway Project, Series C, 5.000%, 01/01/22	1,000,000	1,156,290
Nebraska - 1.5%
Nebraska Public Power District Revenue, Series 2012 B, 5.000%, 01/01/20	2,010,000	2,336,967
Nebraska Public Power District Revenue, Series 2012 C, 5.000%, 01/01/21	1,250,000	1,399,562
Total Nebraska		3,736,529
New Jersey - 7.9%
New Jersey Economic Development Authority, Schools Facilities Construction, Series 2013 NN, 5.000%, 03/01/21	1,895,000	2,204,719
New Jersey Economic Development Authority, Schools Facilities Construction, Series NN, 5.000%, 03/01/26	2,500,000	2,730,000
New Jersey Economic Development Authority, Tobacco and Liquor Tax Revenue, 5.000%, 06/15/20	2,000,000	2,161,840
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	620,000	707,879
New Jersey State Turnpike Authority Revenue, Series 2012 B, 5.000%, 01/01/24	2,625,000	2,972,471
New Jersey Transportation Trust Fund Authority, Series 2003 B, 5.250%, 12/15/19	1,060,000	1,249,221
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	1,165,000	1,334,088
New Jersey Transportation Trust Fund Authority, Series 2011 B, 5.250%, 06/15/23	1,550,000	1,759,808
Rutgers The State University of New Jersey, Series J, 5.000%, 05/01/24	3,275,000	3,789,535
Total New Jersey		18,909,561
New York - 14.1%
Long Island Power Authority, Series 2012 B, 5.000%, 09/01/23	1,510,000	1,711,464
Metropolitan Transportation Authority Revenue, Series 2005 C, 5.000%, 11/15/18	575,000	657,628
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	460,000	526,102
Metropolitan Transportation Authority Revenue, Series 2012 A, 5.000%, 11/15/23	2,185,000	2,499,159
New York City General Obligation, Fiscal 2008, Series A-1, 5.000%, 08/01/18	1,075,000	1,224,189
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	2,155,000	2,500,209
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	765,000	890,139
New York City General Obligation, Series 2013 H, 5.000%, 08/01/25	2,070,000	2,373,379
New York City Health & Hospital Corp., 5.000%, 02/15/23	1,000,000	1,156,920
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	150,000	171,156
New York City Transitional Finance Authority Future Tax Secured Revenue, Series H, 5.000%, 11/01/21	3,000,000	3,563,070
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,135,000	1,341,264
New York State Thruway Authority, Personal Income Tax Revenue, Series A, 5.000%, 03/15/24	1,000,000	1,159,890

The accompanying notes are an integral part of these financial statements.

18

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New York - 14.1% (continued)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)[4]	$1,240,000	$1,355,605
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/19	3,125,000	3,643,656
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	675,000	768,467
New York State Thruway Authority, Series 2012 I, 5.000%, 01/01/21	2,720,000	3,165,944
Sales Tax Asset Receivable Corp., Series 2004 A, 5.250%, 10/15/19	2,000,000	2,118,960
Triborough Bridge & Tunnel Authority Revenue, Series 2013 A, 5.000%, 11/15/22	1,070,000	1,249,289
Triborough Bridge & Tunnel Authority Revenue, Series 2013 B, 5.000%, 11/15/21	1,525,000	1,793,553
Total New York		33,870,043
North Carolina - 2.2%
North Carolina Eastern Municipal Power Agency, Series 2012 D, 5.000%, 01/01/23	3,000,000	3,366,810
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	290,000	324,632
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2012 A, 5.000%, 01/01/19	1,450,000	1,667,950
Total North Carolina		5,359,392
Ohio - 5.5%
American Municipal Power, Inc., 5.000%, 02/15/23	2,500,000	2,808,425
Miami University, General Receipts Revenue, Series 2011, 5.000%, 09/01/22	1,000,000	1,157,110
Ohio Major New Street Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	1,685,000	1,987,457
Ohio State Adult Correctional Building Fund Project, Series 2013, 5.000%, 10/01/21	2,200,000	2,573,450
Ohio State General Obligation, Series 2012 A, 5.000%, 09/15/21	1,350,000	1,613,142
Ohio State University, Series A, 5.000%, 12/01/20	2,570,000	2,983,050
Total Ohio		13,122,634
Oklahoma - 0.8%
Oklahoma Turnpike Authority, Refunding Second Senior Revenue, Series 2011 A, 5.000%, 01/01/18	1,750,000	2,007,862
Oregon - 1.0%
Oregon State Facilities Authority, Legacy Health Project, Series 2011 A, 5.250%, 05/01/19	1,000,000	1,151,750
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,020,000	1,179,946
Total Oregon		2,331,696
Pennsylvania - 2.3%
Monroeville Finance Authority, University of Pittsburgh Medical Center, 5.000%, 02/15/22	1,285,000	1,467,303
Pennsylvania Economic Development Financing Authority Revenue, Series 2012 B, 5.000%, 07/01/21	2,210,000	2,507,886
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	455,000	532,041
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	341,406
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)[4]	605,000	696,288
Total Pennsylvania		5,544,924
South Carolina - 1.1%
South Carolina Transportation Infrastructure Bank, Series 2012 A, 5.000%, 10/01/21	2,240,000	2,570,266
Texas - 3.0%
Cypress-Fairbanks Independent School District, 5.000%, 02/15/23 (PSF-GTD Insured)[4]	2,535,000	3,028,210
Houston General Obligation, Public Improvement, Series E, 5.000%, 03/01/20 (AGM Insured)[4]	5,000	5,477
Lake Travis Independent School District, Series 2013, 5.000%, 02/15/21 (PSF-GTD Insured)[4]	1,500,000	1,782,600
Texas State Transportation Commission Mobility Fund, 5.000%, 04/01/21	280,000	314,135
Texas Tech University, Series 2012 A, 5.000%, 08/15/19	1,180,000	1,388,777

The accompanying notes are an integral part of these financial statements.

19

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Texas - 3.0% (continued)
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	$615,000	$703,972
Total Texas		7,223,171
Vermont - 0.2%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	461,452
Virginia - 3.4%
Richmond Public Utility Revenue, Series A, 5.000%, 01/15/20	3,000,000	3,508,560
Virginia College Building Authority, Educational Facilities Authority Revenue, 21ST Century College & Equipment Programs, Series B, 5.000%, 02/01/23	2,250,000	2,604,645
Virginia College Building Authority, Series 2010 B, 5.000%, 09/01/19	1,680,000	1,970,741
Total Virginia		8,083,946
Washington - 8.0%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,075,000	1,278,078
Grant County Public Utility District No. 2, Electric System Revenue, Series 2011 I, 5.000%, 01/01/20	1,045,000	1,214,990
Port of Seattle Revenue, Series 2012 A, 5.000%, 08/01/23	3,055,000	3,521,590
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	1,005,000	1,179,609
Spokane Public Facilities District, Series B, 5.000%, 12/01/20	1,000,000	1,150,630
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2012 A, 5.000%, 10/01/21	1,500,000	1,744,980
Washington State Federal Highway Grant, Senior 520 Corridor Program, 5.000%, 09/01/20	3,600,000	4,248,684
Washington State General Obligation, Motor Fuel Tax Revenue, Series 2012 E, 5.000%, 02/01/21	3,000,000	3,519,300
Washington State General Obligation, Series 2006 A, 5.000%, 07/01/18 (AMBAC Insured)[4]	1,150,000	1,238,470
Total Washington		19,096,331
Wisconsin - 2.3%
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/23	1,825,000	2,123,077
Wisconsin State General Obligation, Series 2, 5.000%, 05/01/24	2,970,000	3,427,558
Total Wisconsin		5,550,635
Total Municipal Bonds (cost $234,941,911)		230,900,644

	Shares
Other Investment Companies - 5.4%[3]
Fidelity Institutional Money Market Tax Exempt Portfolio, Institutional Class, 0.01% (cost $13,008,175)	13,008,175	13,008,175
Total Investments - 101.7% (cost $247,950,086)		243,908,819
Other Assets, less Liabilities - (1.7)%		(4,156,403)
Net Assets - 100.0%		$239,752,416

The accompanying notes are an integral part of these financial statements.

20

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2013, the approximate cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
GW&K Small Cap Equity Fund	$156,714,096	$35,749,819	($888,948)	$34,860,871
GW&K Municipal Enhanced Yield Fund	302,237,619	3,867,061	(13,977,319)	(10,110,258)
GW&K Municipal Bond Fund	247,949,990	1,933,810	(5,974,981)	(4,041,171)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$211,509	0.1%

[1]	Some or all of these shares were out on loan to various brokers as of June 30, 2013, amounting to:

Fund	Market Value	% of Net Assets
GW&K Small Cap Equity Fund	$2,312,077	1.2%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At June 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$6,072,447	2.1%
GW&K Municipal Bond Fund	23,165,500	9.7%

[5]	These securities are “when issued” securities. At June 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$2,815,807	1.0%

[6]	Indicates yield to maturity at June 30, 2013.
[7]	Variable Rate Security. The rate listed is as of June 30, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.

The accompanying notes are an integral part of these financial statements.

21

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2013: (See Note 1 (a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Small Cap Equity Fund
Investments in Securities
Common Stocks†	$183,395,893	—	—	$183,395,893
Exchange Traded Funds	2,458,123	—	—	2,458,123
Short-Term Investments
Repurchase Agreements	—	$2,425,776	—	2,425,776
Other Investment Companies	3,295,175	—	—	3,295,175

Total Investments in Securities	$189,149,191	$2,425,776	—	$191,574,967

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds††	—	$283,798,732	—	$283,798,732
Other Investment Companies	$8,328,629	—	—	8,328,629

Total Investments	$8,328,629	$283,798,732	—	$292,127,361

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds††	—	$230,900,644	—	$230,900,644
Other Investment Companies	$13,008,175	—	—	13,008,175

Total Investments	$13,008,175	$230,900,644	—	$243,908,819

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of the bonds by major classification, please refer to the respective Schedule of Portfolio Investments.

As of June 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Investments Definitions and Abbreviations:

AMBAC:	Ambac Assurance Corp.
AGM:	Assured Guaranty Municipal Corp.
COP:	Certificates of Participation
FGIC:	Financial Guaranty Insurance Company
PSF-GTD	Permanent School Fund Guaranteed

The accompanying notes are an integral part of these financial statements.

22

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Assets:
Investments at value* (including securities on loan valued at $2,312,077, $0 and $0, respectively)	$191,574,967	$292,127,361	$243,908,819
Receivable for Fund shares sold	989,161	2,163,023	2,185,880
Dividends, interest and other receivables	142,157	3,839,341	2,916,884
Prepaid expenses	26,622	39,111	60,583
Receivable for investments sold	—	—	1,118,131
Receivable from affiliate	15,309	16,132	65,250
Other assets	—	2,547	—
Total assets	192,748,216	298,187,515	250,255,547
Liabilities:
Payable upon return of securities loaned	2,425,776	—	—
Payable for investments purchased	196,872	2,695,082	9,373,947
Payable for Fund shares repurchased	73,593	1,015,072	929,974
Accrued expenses:
Investment advisory and management fees	108,599	111,814	68,558
Administrative fees	36,200	38,994	48,970
Shareholder service fees - Service Class	2,488	623	8,821
Shareholder service fees - Investor Class	4,340	2,449	5,558
Distribution fees - Investor Class	7,233	4,081	5,558
Trustees fees and expenses	565	102	998
Other	58,005	100,957	60,747
Total liabilities	2,913,671	3,969,174	10,503,131
Net Assets	$189,834,545	$294,218,341	$239,752,416
Net Assets Represent:
Paid-in capital	$152,904,990	$300,764,903	$242,576,911
Undistributed net investment income (loss)	(20,122)	24,701	17,167
Accumulated net realized gain from investments	2,088,806	3,537,043	1,199,605
Net unrealized appreciation (depreciation) of investments	34,860,871	(10,108,306)	(4,041,267)
Net Assets	$189,834,545	$294,218,341	$239,752,416
Investor Class:
Net Assets	$41,260,847	$17,081,783	$26,549,127
Shares outstanding	1,978,109	1,819,469	2,393,719
Net asset value, offering and redemption price per share	$20.86	$9.39	$11.09
Service Class:
Net Assets	$21,114,111	$5,692,989	$43,664,227
Shares outstanding	1,010,203	607,168	3,931,380
Net asset value, offering and redemption price per share	$20.90	$9.38	$11.11
Institutional Class:
Net Assets	$127,459,587	$271,443,569	$169,539,062
Shares outstanding	6,085,354	28,972,970	15,209,561
Net asset value, offering and redemption price per share	$20.95	$9.37	$11.15
* Investments at cost	$156,714,096	$302,235,667	$247,950,086

The accompanying notes are an integral part of these financial statements.

23

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

	GW&K Small Cap Equity Fund	GW&K Municipal Enhanced Yield Fund	GW&K Municipal Bond Fund
Investment Income:
Dividend income	$728,046	$209	$608
Securities lending income	3,615	—	—
Foreign withholding tax	(2,139)	—	—
Interest income	—	7,510,816	2,464,740
Total investment income	729,522	7,511,025	2,465,348
Expenses:
Investment advisory and management fees	524,718	819,927	365,717
Administrative fees	174,906	409,964	261,227
Distribution fees - Investor Class	28,645	30,013	32,443
Shareholder servicing fees - Service Class	13,544	4,536	46,929
Shareholder servicing fees - Investor Class	19,075	19,572	32,443
Extraordinary expense	23,736	45,937	33,369
Custodian	15,615	20,561	17,119
Professional fees	12,220	22,316	21,370
Registration fees	6,176	12,845	11,748
Transfer agent	5,879	7,364	11,688
Trustees fees and expenses	3,162	8,568	4,436
Reports to shareholders	3,011	4,518	3,397
Miscellaneous	1,896	17,759	9,051
Total expenses before offsets	832,583	1,423,880	850,937
Fee waivers	—	(165,595)	—
Expense reimbursements	(82,939)	(108,146)	(350,484)
Net expenses	749,644	1,150,139	500,453
Net investment income (loss)	(20,122)	6,360,886	1,964,895
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,678,909	1,908,763	554,332
Net change in unrealized appreciation (depreciation) of investments	20,465,179	(29,342,313)	(9,976,474)
Net realized and unrealized gain (loss)	22,144,088	(27,433,550)	(9,422,142)
Net increase (decrease) in net assets resulting from operations	$22,123,966	$(21,072,664)	$(7,457,247)

The accompanying notes are an integral part of these financial statements.

24

Statement of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited), and the year ended December 31, 2012

	GW&K Small Cap Equity Fund		GW&K Municipal Enhanced Yield Fund		GW&K Municipal Bond Fund
	2013	2012	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(20,122)	$656,928	$6,360,886	$10,999,460	$1,964,895	$2,657,515
Net realized gain on investments	1,678,909	3,066,368	1,908,763	8,829,283	554,332	1,765,674
Net change in unrealized appreciation (depreciation) of investments	20,465,179	7,281,066	(29,342,313)	13,383,732	(9,976,474)	2,284,271
Net increase (decrease) in net assets resulting from operations	22,123,966	11,004,362	(21,072,664)	33,212,475	(7,457,247)	6,707,460
Distributions to Shareholders:
From net investment income:
Investor Class	—	(65,727)	(414,007)	(513,605)	(189,284)	(267,731)
Service Class	—	(59,475)	(93,135)	(212,503)	(335,402)	(566,171)
Institutional Class	—	(515,623)	(5,829,043)	(10,293,393)	(1,423,042)	(1,840,234)
From net realized gain on investments:
Investor Class	—	(284,897)	—	(489,470)	—	(151,342)
Service Class	—	(254,894)	—	(151,088)	—	(238,541)
Institutional Class	—	(1,519,282)	—	(6,843,897)	—	(819,406)
Total distributions to shareholders	—	(2,699,898)	(6,336,185)	(18,503,956)	(1,947,728)	(3,883,425)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	63,278,763	33,345,856	(1,169,971)	162,004,508	69,378,620	113,453,160
Total increase (decrease) in net assets	85,402,729	41,650,320	(28,578,820)	176,713,027	59,973,645	116,277,195
Net Assets:
Beginning of period	104,431,816	62,781,496	322,797,161	146,084,134	179,778,771	63,501,576
End of period	$189,834,545	$104,431,816	$294,218,341	$322,797,161	$239,752,416	$179,778,771
End of period undistributed net investment income (loss)	$(20,122)	—	$24,701	—	$17,167	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

25

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Investor Class	(unaudited)	2012	2011	2010	2009	2008#
Net Asset Value, Beginning of Period	$17.72	$15.87	$15.64	$12.05	$9.10	$15.01
Income from Investment Operations:
Net investment income (loss)	(0.03)[3]	0.14 [3,4]	(0.02)[3]	0.01 [3]	0.09 [3]	0.12
Net realized and unrealized gain (loss) on investments	3.17 [3]	2.15 [3]	0.25 [3]	3.58 [3]	2.86 [3]	(5.66)
Total from investment operations	3.14	2.29	0.23	3.59	2.95	(5.54)
Distributions to Shareholders from:
Net investment income	—	(0.08)	—	(0.00)[5]	—	(0.12)
Net realized gain on investments	—	(0.36)	—	—	—	(0.25)
Total distributions to shareholders	—	(0.44)	—	(0.00)[5]	—	(0.37)
Net Asset Value, End of Period	$20.86	$17.72	$15.87	$15.64	$12.05	$9.10
Total Return[1]	17.72%[14]	14.45%	1.47%	29.81%	32.42%[6]	(37.34)%[6]
Ratio of net expenses to average net assets (with offsets/reductions)	1.39%[7,15]	1.41%[8]	1.39%	1.42%	1.22%	1.20%
Ratio of expenses to average net assets (with offsets)	1.39%[7,15]	1.41%[8]	1.39%	1.42%	1.22%	1.20%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.51%[7,15]	1.62%[8]	1.71%	1.84%	1.70%	1.36%
Ratio of net investment income (loss) to average net assets[1]	(0.32)%[7,15]	0.78%[8]	(0.14)%	0.07%	1.02%	0.97%
Portfolio turnover	5%[14]	14%	25%	19%	109%	33%
Net assets at end of period (000’s omitted)	$41,261	$14,707	$3,349	$1,914	$1,260	$32,052

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Service Class	(unaudited)	2012	2011	2010	2009*
Net Asset Value, Beginning of Period	$17.73	$15.85	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income (loss)[3]	(0.01)	0.06 [4]	0.01	0.04	0.02
Net realized and unrealized gain on investments[3]	3.18	2.26	0.25	3.56	1.42
Total from investment operations	3.17	2.32	0.26	3.60	1.44
Distributions to Shareholders from:
Net investment income	—	(0.08)	—	(0.02)	(0.08)
Net realized gain on investments	—	(0.36)	—	—	—
Total distributions to shareholders	—	(0.44)	—	(0.02)	(0.08)
Net Asset Value, End of Period	$20.90	$17.73	$15.85	$15.59	$12.01
Total Return[1]	17.88%[6,14]	14.67%[6]	1.67%[6]	30.01%[6]	13.46%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.13%[7,15]	1.20%[8]	1.20%	1.20%	1.17%[15]
Ratio of expenses to average net assets (with offsets)	1.13%[7,15]	1.20%[8]	1.20%	1.20%	1.17%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.25%[7,15]	1.41%[8]	1.52%	1.62%	1.53%[15]
Ratio of net investment income (loss) to average net assets[1]	(0.11)%[7,15]	0.44%[8]	0.04%	0.30%	0.43%[15]
Portfolio turnover	5%[14]	14%	25%	19%	109%[14]
Net assets at end of period (000’s omitted)	$21,114	$13,052	$19,007	$18,788	$15,382

26

GW&K Small Cap Equity Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$17.76	$15.87	$15.59	$12.01	$10.65
Income from Investment Operations:
Net investment income[3]	0.01	0.14 [4]	0.05	0.07	0.03
Net realized and unrealized gain on investments[3]	3.18	2.23	0.25	3.57	1.41
Total from investment operations	3.19	2.37	0.30	3.64	1.44
Distributions to Shareholders from:
Net investment income	—	(0.12)	(0.02)	(0.06)	(0.08)
Net realized gain on investments	—	(0.36)	—	—	—
Total distributions to shareholders	—	(0.48)	(0.02)	(0.06)	(0.08)
Net Asset Value, End of Period	$20.95	$17.76	$15.87	$15.59	$12.01
Total Return[1]	17.96%[6,14]	14.97%[6]	1.90%	30.28%	13.56%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.97%[7,15]	0.96%[8]	0.95%	0.95%	0.95%[15]
Ratio of expenses to average net assets (with offsets)	0.97%[7,15]	0.96%[8]	0.95%	0.95%	0.95%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.09%[7,15]	1.17%[8]	1.27%	1.37%	1.32%[15]
Ratio of net investment income (loss) to average net assets[1]	0.05%[7,15]	0.84%[8]	0.30%	0.55%	0.62%[15]
Portfolio turnover	5%[14]	14%	25%	19%	109%[14]
Net assets at end of period (000’s omitted)	$127,460	$76,673	$40,425	$17,941	$9,995

27

GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Investor Class	(unaudited)	2012	2011	2010	2009*
Net Asset Value, Beginning of Period	$10.24	$9.55	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.18 [3]	0.36 [3]	0.37 [3]	0.37	0.18
Net realized and unrealized gain (loss) on investments	(0.85)[3]	0.93 [3]	0.78 [3]	(0.03)	0.60
Total from investment operations	(0.67)	1.29	1.15	0.34	0.78
Distributions to Shareholders from:
Net investment income	(0.18)	(0.36)	(0.37)	(0.36)	(0.20)
Net realized gain on investments	—	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.18)	(0.60)	(0.39)	(0.36)	(0.20)
Net Asset Value, End of Period	$9.39	$10.24	$9.55	$8.79	$8.81
Total Return[1]	(6.68)%[6,14]	13.69%[6]	13.48%	3.81%	9.51%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	1.06%[9,15]	1.07%[10]	1.17%[11]	1.27%	1.04%[15]
Ratio of expenses to average net assets (with offsets)	1.06%[9,15]	1.07%[10]	1.17%[11]	1.27%	1.04%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.23%[9,15]	1.27%[10]	1.40%	1.57%	1.56%[15]
Ratio of net investment income to average net assets[1]	3.51%[9,15]	3.53%[10]	4.02%	4.10%	4.52%[15]
Portfolio turnover	21%[14]	70%	31%	50%	82%[14]
Net assets at end of period (000’s omitted)	$17,082	$21,413	$5,689	$557	$125

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Service Class	(unaudited)	2012	2011	2010	2009*
Net Asset Value, Beginning of Period	$10.23	$9.54	$8.79	$8.81	$8.23
Income from Investment Operations:
Net investment income	0.19 [3]	0.38 [3]	0.40 [3]	0.39	0.21
Net realized and unrealized gain (loss) on investments	(0.85)[3]	0.93 [3]	0.77 [3]	(0.02)	0.58
Total from investment operations	(0.66)	1.31	1.17	0.37	0.79
Distributions to Shareholders from:
Net investment income	(0.19)	(0.38)	(0.40)	(0.39)	(0.21)
Net realized gain on investments	—	(0.24)	(0.02)	—	—
Total distributions to shareholders	(0.19)	(0.62)	(0.42)	(0.39)	(0.21)
Net Asset Value, End of Period	$9.38	$10.23	$9.54	$8.79	$8.81
Total Return[1]	(6.58)%[14]	13.90%	13.65%	4.09%	9.62%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.83%[9,15]	0.86%[10]	0.94%[11]	1.01%	0.79%[15]
Ratio of expenses to average net assets (with offsets)	0.83%[9,15]	0.86%[10]	0.94%[11]	1.01%	0.79%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.00%[9,15]	1.06%[10]	1.16%	1.31%	1.31%[15]
Ratio of net investment income to average net assets[1]	3.74%[9,15]	3.74%[10]	4.48%	4.36%	4.77%[15]
Portfolio turnover	21%[14]	70%	31%	50%	82%[14]
Net assets at end of period (000’s omitted)	$5,693	$6,401	$2,145	$1,181	$11

28

GW&K Municipal Enhanced Yield Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009	2008 †
Net Asset Value, Beginning of Period	$10.22	$9.53	$8.78	$8.81	$6.70	$9.37
Income from Investment Operations:
Net investment income	0.20 [3]	0.40 [3]	0.41 [3]	0.40	0.37	0.44
Net realized and unrealized gain (loss) on investments	(0.85)[3]	0.93 [3]	0.78 [3]	(0.03)	2.11	(2.67)
Total from investment operations	(0.65)	1.33	1.19	0.37	2.48	(2.23)
Distributions to Shareholders from:
Net investment income	(0.20)	(0.40)	(0.42)	(0.40)	(0.37)	(0.44)
Net realized gain on investments	—	(0.24)	(0.02)	—	—	—
Total distributions to shareholders	(0.20)	(0.64)	(0.44)	(0.40)	(0.37)	(0.44)
Net Asset Value, End of Period	$9.37	$10.22	$9.53	$8.78	$8.81	$6.70
Total Return[1]	(6.50)%[6,14]	14.13%[6]	13.94%	4.15%	37.62%	(24.72)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.65%[9,15]	0.65%[10]	0.69%[11]	0.79%	0.79%	0.79%
Ratio of expenses to average net assets (with offsets)	0.65%[9,15]	0.65%[10]	0.69%[11]	0.79%	0.79%	0.79%
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.82%[9,15]	0.85%[10]	0.91%	1.09%	1.31%	1.67%
Ratio of net investment income to average net assets[1]	3.92%[9,15]	3.96%[10]	4.69%	4.58%	4.77%	4.82%
Portfolio turnover	21%[14]	70%	31%	50%	82%	13%
Net assets at end of period (000’s omitted)	$271,444	$294,983	$138,250	$48,079	$17,544	$3,541

29

GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Investor Class	(unaudited)	2012	2011	2010	2009**
Net Asset Value, Beginning of Period	$11.52	$11.21	$10.29	$10.27	$10.00
Income from Investment Operations:
Net investment income[3]	0.08	0.20	0.27	0.31	0.15
Net realized and unrealized gain (loss) on investments[3]	(0.43)	0.38	0.97	0.09	0.33
Total from investment operations	(0.35)	0.58	1.24	0.40	0.48
Distributions to Shareholders from:
Net investment income	(0.08)	(0.19)	(0.27)	(0.31)	(0.15)
Net realized gain on investments	—	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.08)	(0.27)	(0.32)	(0.38)	(0.21)
Net Asset Value, End of Period	$11.09	$11.52	$11.21	$10.29	$10.27
Total Return[1]	(3.04)%[6,14]	5.27%[6]	12.16%	3.89%	4.79%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.86%[12,15]	0.80%[13]	0.81%	0.75%	0.59%[15]
Ratio of expenses to average net assets (with offsets)	0.86%[12,15]	0.80%[13]	0.81%	0.75%	0.59%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	1.20%[12,15]	1.18%[13]	1.34%	1.45%	2.31%[15]
Ratio of net investment income to average net assets[1]	1.49%[12,15]	1.71%[13]	2.46%	2.91%	2.93%[15]
Portfolio turnover	9%[14]	39%	26%	22%	13%[14]
Net assets at end of period (000’s omitted)	$26,549	$22,726	$8,777	$2,856	$850

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Service Class	(unaudited)	2012	2011	2010	2009**
Net Asset Value, Beginning of Period	$11.54	$11.23	$10.30	$10.28	$10.00
Income from Investment Operations:
Net investment income[3]	0.10	0.23	0.30	0.33	0.16
Net realized and unrealized gain (loss) on investments[3]	(0.43)	0.38	0.97	0.09	0.33
Total from investment operations	(0.33)	0.61	1.27	0.42	0.49
Distributions to Shareholders from:
Net investment income	(0.10)	(0.22)	(0.29)	(0.33)	(0.15)
Net realized gain on investments	—	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.10)	(0.30)	(0.34)	(0.40)	(0.21)
Net Asset Value, End of Period	$11.11	$11.54	$11.23	$10.30	$10.28
Total Return[1]	(2.91)%[14]	5.53%	12.52%	4.05%	4.89%[14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.60%[12,15]	0.55%[13]	0.54%	0.55%	0.54%[15]
Ratio of expenses to average net assets (with offsets)	0.60%[12,15]	0.55%[13]	0.54%	0.55%	0.54%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.94%[12,15]	0.93%[13]	1.09%	1.25%	2.26%[15]
Ratio of net investment income to average net assets[1]	1.75%[12,15]	1.97%[13]	2.80%	3.13%	2.98%[15]
Portfolio turnover	9%[14]	39%	26%	22%	13%[14]
Net assets at end of period (000’s omitted)	$43,664	$35,444	$22,705	$15,032	$12,752

30

GW&K Municipal Bond Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013	For the year ended December 31,			For the period ended December 31,
Institutional Class	(unaudited)	2012	2011	2010	2009**
Net Asset Value, Beginning of Period	$11.58	$11.26	$10.33	$10.31	$10.00
Income from Investment Operations:
Net investment income[3]	0.11	0.25	0.30	0.35	0.17
Net realized and unrealized gain (loss) on investments[3]	(0.43)	0.40	0.99	0.09	0.36
Total from investment operations	(0.32)	0.65	1.29	0.44	0.53
Distributions to Shareholders from:
Net investment income	(0.11)	(0.25)	(0.31)	(0.35)	(0.16)
Net realized gain on investments	—	(0.08)	(0.05)	(0.07)	(0.06)
Total distributions to shareholders	(0.11)	(0.33)	(0.36)	(0.42)	(0.22)
Net Asset Value, End of Period	$11.15	$11.58	$11.26	$10.33	$10.31
Total Return[1]	(2.78)%[14]	5.80%[6]	12.71%[6]	4.27%[6]	5.31%[6,14]
Ratio of net expenses to average net assets (with offsets/reductions)	0.36%[12,15]	0.35%[13]	0.34%	0.34%	0.34%[15]
Ratio of expenses to average net assets (with offsets)	0.36%[12,15]	0.35%[13]	0.34%	0.34%	0.34%[15]
Ratio of total expenses to average net assets (without offsets/reductions)[2]	0.70%[12,15]	0.73%[13]	0.83%	1.04%	2.06%[15]
Ratio of net investment income to average net assets[1]	1.99%[12,15]	2.15%[13]	2.79%	3.31%	3.18%[15]
Portfolio turnover	9%[14]	39%	26%	22%	13%[14]
Net assets at end of period (000’s omitted)	$169,539	$121,609	$32,019	$1,180	$231

31

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

#	At the close of business on November 7, 2008, the BNY Hamilton Multi-Cap Equity Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.
†	At the close of business on November 7, 2008, the BNY Hamilton Municipal Enhanced Yield Fund, a series of BNY Hamilton Funds, Inc. was re-organized into a series of the Managers AMG Funds.
*	Commenced operations on July 27, 2009.
**	Commenced operations on June 30, 2009.
[1]	Total returns and net investment income would have been lower had certain expenses not been offset.
[2]	Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[3]	Per share numbers have been calculated using average shares.
[4]

Includes non-recurring dividends. Without these dividends net investment income per share would have been $0.03, $(0.05) and $0.03 for the Investor Class, Service Class and Institutional Class, respectively.

[5]	Rounds to less than $0.01.
[6]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[7]	Includes non-routine extraordinary expenses amounting to 0.017%, 0.017% and 0.017% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[8]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.004% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.013%, 0.014% and 0.014% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.006%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]

Effective July 1, 2011, as described in the current prospectus, the Fund’s expense cap was reduced to 0.64% from 0.79%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.

[12]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.016% and 0.016% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.005%, 0.005% and 0.005% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[14]	Not annualized.
[15]	Annualized.

32

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different Funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are GW&K Small Cap Equity Fund (“Small Cap Equity”), GW&K Municipal Enhanced Yield Fund (“Municipal Enhanced”), and GW&K Municipal Bond Fund (“Municipal Bond”), collectively the “Funds.”

Each Fund offers three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value,

pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment’s valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Funds’ fair value procedures.

33

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2013, the custodian expense was not reduced.

Overdraft fees are computed at 1% above the Federal Funds rate on the day of the overdraft. Prior to January 1, 2013 the rate was 2% above the effective Federal Funds rate. For the six months ended June 30, 2013, overdraft fees for Small Cap Equity, Municipal Enhanced and Municipal Bond equaled $0, $10 and $3, respectively.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly except for Small Cap Equity which will be declared and paid annually in December. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are due to differing treatments for losses deferred due to wash sales and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Small Cap Equity’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of December 31, 2012, and for all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds

34

Notes to Financial Statements (continued)

are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Funds had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2013, such amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months (unaudited) ended June 30, 2013 and the year ended December 31, 2012, the capital stock transactions by class for Small Cap Equity, Municipal Enhanced, and Municipal Bond were as follows:

	Small Cap Equity				Municipal Enhanced
	2013		2012		2013		2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	2,235,732	$44,406,235	661,596	$11,559,692	1,075,241	$10,968,523	1,844,578	$18,730,009
Reinvestment of distributions	—	—	18,679	327,254	41,010	413,936	97,351	996,355
Cost of shares repurchased	(1,087,682)	(21,336,737)	(61,245)	(1,065,589)	(1,387,541)	(13,996,532)	(446,918)	(4,563,327)

Net increase (decrease)	1,148,050	$23,069,498	619,030	$10,821,357	(271,290)	$(2,614,073)	1,495,011	$15,163,037

Service Class:
Proceeds from sale of shares	323,349	$6,346,431	457,074	$7,912,815	229,801	$2,264,924	893,489	$9,054,679
Reinvestment of distributions	—	—	9,376	164,363	9,291	93,136	35,585	363,486
Cost of shares repurchased	(49,267)	(972,689)	(929,303)	(15,990,211)	(257,759)	(2,635,154)	(528,152)	(5,448,127)

Net increase (decrease)	274,082	$5,373,742	(462,853)	$(7,913,033)	(18,667)	$(277,094)	400,922	$3,970,038

Institutional Class:
Proceeds from sale of shares	2,257,155	$44,505,230	2,415,820	$41,566,927	4,230,168	$43,138,155	19,836,942	$199,421,279
Reinvestment of distributions	—	—	79,776	1,400,064	359,488	3,604,050	1,075,605	10,977,201
Cost of shares repurchased	(490,115)	(9,669,707)	(724,429)	(12,529,459)	(4,474,199)	(45,021,009)	(6,564,515)	(67,527,047)

Net increase	1,767,040	$34,835,523	1,771,167	$30,437,532	115,457	$1,721,196	14,348,032	$142,871,433

35

Notes to Financial Statements (continued)

	Municipal Bond
	2013		2012
	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	833,978	$9,632,486	1,587,428	$18,184,365
Reinvestment of distributions	16,255	185,579	35,901	412,206
Cost of shares repurchased	(428,441)	(4,927,172)	(434,179)	(4,956,436)

Net increase	421,792	$4,890,893	1,189,150	$13,640,135

Service Class:
Proceeds from sale of shares	1,326,580	$15,227,210	1,487,928	$17,108,880
Reinvestment of distributions	17,943	204,962	42,343	486,345
Cost of shares repurchased	(484,469)	(5,561,572)	(481,580)	(5,538,677)

Net increase	860,054	$9,870,600	1,048,691	$12,056,548

Institutional Class:
Proceeds from sale of shares	5,870,086	$67,964,775	8,716,771	$100,038,597
Reinvestment of distributions	123,216	1,412,214	228,690	2,640,353
Cost of shares repurchased	(1,283,748)	(14,759,862)	(1,288,304)	(14,922,473)

Net increase	4,709,554	$54,617,127	7,657,157	$87,756,477

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap Equity - six collectively own 71%; Municipal Enhanced - five collectively own 83%; Municipal Bond - six collectively own 77%. Transactions by these shareholders may have a material impact on their respective Fund.

h.	Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2013, the market value of repurchase agreements outstanding for Small Cap Equity was $2,425,776.

i.	Delayed Delivery Transactions and When-Issued Securities

Municipal Bond has entered into securities transactions on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Funds’ Schedule of Portfolio Investments. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Funds’ Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Gannett Welsh & Kotler, LLC (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fees rates, as a percentage of average daily net assets, were as follows:

Small Cap Equity	0.75%
Municipal Enhanced	0.50%
Municipal Bond	0.35%

36

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least May 1, 2014, to waive management fees and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary items) to the following percentages of each Fund’s average daily net assets:

Small Cap Equity	0.95%
Municipal Enhanced	0.64%
Municipal Bond	0.34%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap.

For the six months ended June 30, 2013, each Fund’s components of reimbursement available are detailed in the following chart:

	Small Cap Equity	Municipal Enhanced	Municipal Bond
Reimbursement Available - 12/31/12	$458,290	$589,047	$812,561
Additional Reimbursements	82,939	108,146	350,484
Expired Reimbursements	(55,305)	(42,427)	(61,044)

Reimbursement Available - 06/30/13	$485,924	$654,766	$1,102,001

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as intermediary with the Funds’ shareholders. The Funds pay a fee to the Administrator at the rate of 0.25% per annum of each Fund’s average daily net assets for this service. Effective February 1, 2012, the Administrator for Municipal Enhanced is voluntarily waiving a portion of its administration fee on 90% of the Fund’s net assets. The waiver, which may be modified or terminated at any time after August 1, 2012, amounts to 0.10% on first the $250 million of the Fund’s net assets and 0.15% on the remaining net assets. For the six month ended June 30, 2013, the amount waived was $165,595 or 0.10%.

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

Prior to January 1, 2013, the annual retainer paid to each Independent Trustee of the Board was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust formerly received an additional payment of $20,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $8,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

For each of the Investor and Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Investor and Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

37

Notes to Financial Statements (continued)

The impact on each Class’s annualized expense ratio for the six months ended June 30, 2013 was as follows:

	Maximum Amount	Actual Amount
Fund	Allowed	Charged
Small Cap Equity
Investor Class	0.25%	0.17%
Service Class	0.25%	0.16%
Municipal Enhanced
Investor Class	0.25%	0.16%
Service Class	0.25%	0.18%
Municipal Bond
Investor Class	0.25%	0.25%
Service Class	0.25%	0.24%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2013, Municipal Enhanced borrowed varying amounts not exceeding $6,118,486, for four days paying interest of $563. The interest amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2013, Municipal Enhanced had no loans outstanding. For the six months ended June 30, 2013, neither the Small Cap Equity or Municipal Bond Funds borrowed from or lent to any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap Equity	$67,746,563	$7,409,654
Municipal Enhanced	$73,018,337	$66,120,253

	Long-Term Securities
Fund	Purchases	Sales
Municipal Bond	$103,674,721	$17,191,587

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2013.

4.	Portfolio Securities Loaned

The Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. For the six months ended June 30, 2013, the Municipal Enhanced and Municipal Bond Funds did not participate in the program.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

38

Notes to Financial Statements (continued)

6.	Master Netting Agreements

The Funds may enter into master netting agreements with its counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. The following table is a summary of the Funds’ open securities lending and repurchase agreements which are subject to a master netting agreement as of June 30, 2013:

		Gross Amounts Offset in the	Net Amounts of Assets Presented in	Gross Amount Not Offset In the Statement of Assets and Liabilities
		Statement of	the Statement of
	Gross Amounts of Recognized Assets	Assets and Liabilities	Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Small Cap Equity
Securities lending	$2,312,077	—	$2,312,077	—	$2,312,077	—
Repurchase agreements	2,425,776	—	2,425,776	$2,425,776	—	—

Total	$4,737,853	—	$4,737,853	$2,425,776	$2,312,077	—

7.	New Accounting Pronouncement

In June 2013, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

8.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

39

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

On June 20-21, 2013, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund and GW&K Municipal Bond Fund (each a “Fund”) and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each a “Peer Group”), performance information for the relevant benchmark index for each Fund (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 20-21, 2013, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management and Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation a review of the Subadvisor’s investment performance in respect of each Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor; identifies potential successors to or replacements of the Subadvisor or potential additional Subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional Subadvisor; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees noted the affiliation of the Subadvisor with the Investment Manager, noting any potential conflicts of interest. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also

40

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results and portfolio composition, as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

With respect to GW&K Small Cap Equity Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Investor Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2013 was above, above, above and below, respectively, the median performance of the Peer Group and above, above, above and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Index. The Trustees took into account management’s discussion of the Fund’s more recent improved performance, noting that the Fund has performed well relative to the Fund Benchmark and the Peer Group for the 1-year period, ranking in the top decile of the Peer Group for such period. The Trustees also noted that the Fund’s investment strategy was changed in mid-2009 to small-cap equity and that the Fund’s prior multi-cap focus has negatively affected the Fund’s longer-term performance record. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to GW&K Municipal Enhanced Yield Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year and 5-year periods ended March 31, 2013 was below, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Municipal Bond BAA Index. The Trustees took into account management’s discussion of the Fund’s performance, including the Fund’s strong absolute and relative performance compared to the Fund Benchmark for the 1-year period. The Trustees also noted the Fund’s strong intermediate-term and longer-term performance compared to the Fund Benchmark and Peer Group. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to GW&K Municipal Bond Fund, among other information related to the Fund’s performance, the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year and 3-year periods ended March 31, 2013 and for the period from the Fund’s inception on June 30, 2009 through March 31, 2013 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays 10-Year Municipal Bond Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted that the Fund ranked in the top quartile of the Peer Group for the 1-year period. The Trustees also took into account the fact that the Fund ranked in the top quintile of the Peer Group for the period from the Fund’s inception through March 31, 2013. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that, in the case of GW&K Small Cap Equity Fund and GW&K Municipal Enhanced Yield Fund, the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from the Fund. In the case of GW&K Municipal Bond Fund, the Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees also noted management’s discussion of the current asset levels of the Funds, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds.

In considering the cost of services to be provided by the

Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with the Funds, the Trustees noted the undertaking by the Investment Manager to maintain contractual expense limitations for the Funds. The Board also took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets

41

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fees payable by the Investment Manager to the Subadvisor, the Trustees reviewed information provided by the Subadvisor regarding the cost of providing subadvisory services to each of the Funds and the resulting profitability to the Subadvisor from these relationships and noted that, because the Subadvisor is an affiliate of the Investment Manager, such profitability might be directly or indirectly shared by the Investment Manager.

The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Board also took into account management’s discussion of the current subadvisory fee structure, and the services the Subadvisor provides in performing its functions under the Subadvisory Agreement. Based on the foregoing, the Trustees concluded that the profitability to the Subadvisor is reasonable and that the Subadvisor is not realizing material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

With respect to GW&K Small Cap Equity Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were both lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.95%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to GW&K Municipal Enhanced Yield Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager and the Subadvisor have contractually agreed, through May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.64%. The Board also noted that the Investment Manager and the Subadvisor previously reduced the Fund’s expense limitation in 2011. The Board also took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

With respect to GW&K Municipal Bond Fund, the Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2013 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through at least May 1, 2014, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.34%. The Board also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and the Subadvisor (which is an affiliate of the Investment Manager), the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management and Subadvisory Agreements: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreement and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 20-21, 2013, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for each Fund.

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Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Gannett Welsh & Kotler, LLC

222 Berkeley St.

Boston, MA 02116

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

For ManagersChoiceTM Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL

SMALL CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers AMG Funds

June 30, 2013

Yacktman Focused Fund

Service Class: YAFFX	Institutional Class: YAFIX

Yacktman Fund

Service Class: YACKX

SAR071-0613

Managers AMG Funds

Semi-Annual Report—June 30, 2013 (unaudited)

Page
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Yacktman Focused Fund	4

Yacktman Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	10

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	11
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	12
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	13
Detail of changes in assets for the past two periods

FINANCIAL HIGHLIGHTS	14
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	16
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense	Beginning	Ending	Expenses
	Ratio for	Account Value	Account Value	Paid During
Six Months Ended June 30, 2013	the Period	01/01/13	06/30/13	the Period*
Yacktman Focused Fund
Service Class
Based on Actual Fund Return	1.23%	$1,000	$1,166	$6.63
Hypothetical (5% return before expenses)	1.23%	$1,000	$1,019	$6.18
Institutional Class
Based on Actual Fund Return	1.06%	$1,000	$1,167	$5.71
Hypothetical (5% return before expenses)	1.06%	$1,000	$1,020	$5.32
Yacktman Fund
Service Class
Based on Actual Fund Return	0.74%	$1,000	$1,166	$3.97
Hypothetical (5% return before expenses)	0.74%	$1,000	$1,021	$3.70

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2

Fund Performance

Periods ended June 30, 2013 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2013.

Average Annual Total Retuns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Yacktman Focused Fund [2,3,4,5,6,7,8,9]
Service Class	16.62%	21.10%	16.81%	11.26%	9.69%	04/30/97
Institutional Class	16.72%	—	—	—	23.97%	07/24/12
S&P 500® Index[10]	13.82%	20.60%	7.01%	7.30%	8.85%	04/30/97	†
Yacktman Fund [2,3,4,5,6,8,9]
Service Class	16.63%	21.57%	16.34%	10.97%	10.66%	07/06/92
S&P 500® Index[10]	13.82%	20.60%	7.01%	7.30%	6.37%	07/06/92	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

†	The date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2013. All returns are in U.S. dollars ($).

[2]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which may have resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

The Fund can invest in securities of different market capitalizations (small, mid and large capitalizations) and styles (growth vs. value), each of which will react differently to various market movements.

[7]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[8]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[9]

The performance information shown and Fund inception dates reflect that of the predecessor Funds, The Yacktman Fund and The Yacktman Focused Fund, which were reorganized into the Yacktman Fund, and the Yacktman Focused Fund, respectively, on June 29, 2012, and were managed by Yacktman Asset Management with the same investment objectives and substantially similar investment policies as those of the predecessor Funds.

[10]

The S&P 500® Index is capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

3

Yacktman Focused Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Yacktman Focused Fund**	S&P 500® Index
Consumer Staples	28.1%	10.5%
Information Technology	14.9%	17.8%
Consumer Discretionary	14.1%	12.2%
Health Care	14.0%	12.7%
Financials	4.2%	16.7%
Energy	3.2%	10.5%
Industrials	1.4%	10.2%
Materials	0.7%	3.3%
Telecommunication Services	0.0%	2.8%
Utilities	0.0%	3.3%
Other Assets and Liabilities	19.4%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
News Corp., Class A*	9.1%
Procter & Gamble Co., The*	8.2
PepsiCo, Inc.*	7.6
Cisco Systems, Inc.*	4.9
Microsoft Corp.*	4.9
Coca-Cola Co., The	4.8
C. R. Bard, Inc.*	4.7
Sysco Corp.*	4.4
Stryker Corp.*	3.3
Johnson & Johnson*	3.3

Top Ten as a Group	55.2%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Yacktman Focused Fund

Fund Snapshots

For the six months ended June 30, 2013 (unaudited)

Equity Purchases

Current
New Purchases	Shares Held
Oracle Corp.	8,400,000
Oracle Corporation develops, manufactures, markets, hosts and supports database and middleware software, applications software and hardware systems.
Sigma-Aldrich Corp.	944,000
Sigma-Aldrich Corporation is a life science and high technology company that develops, manufactures, purchases and distributes various chemicals, biochemical and equipment worldide.
Wells Fargo & Co.	1,850,000
Wells Fargo & Company provides retail, commercial and corporate banking services.

Equity Purchases & Sales

	Net Shares	Current
Purchases	Purchased	Shares Held
C. R. Bard, Inc.	1,189,306	4,280,000
C.H. Robinson Worldwide, Inc.	1,720,000	2,420,000
Cisco Systems, Inc.	2,052,000	202,000,000
Coca-Cola Co., The	6,590,000	12,000,000
Exxon Mobil Corp.	1,650,000	2,200,000
Johnson & Johnson	700,000	3,800,000
Microsoft Corp.	5,000,000	14,000,000
Oracle Corp.	8,400,000	8,400,000
Sigma-Aldrich Corp.	944,000	944,000
Sysco Corp.	1,900,000	12,900,000
Wells Fargo & Co.	1,850,000	1,850,000

	Net Shares\	Current Shares\
Sales	Principal Amount Sold	Principal Amount Held
Becton, Dickinson and Co.	100,000	670,000
Cisco Systems, Inc.	1,850,000	202,000,000
Clorox Co., The	440,000	2,660,000
Colgate-Palmolive Co.	200,000	—
H&R Block, Inc.	3,300,000	—
Liberty Interactive Corp., Series A	840,000	—
Liberty Interactive LLC 8.250%, 02/01/2023	$8,000,000	—
Microsoft Corp.	2,400,000	14,000,000
News Corp., Class A	3,360,000	27,845,000
Pfizer, Inc.	5,600,000	—
Procter & Gamble Co., The	1,660,000	10,640,000
Research In Motion, Ltd.	2,220,000	2,190,000

5

Yacktman Focused Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 80.6%
Consumer Discretionary - 14.1%
Apollo Group, Inc., Class A*	2,705,000	$47,932,600
Avon Products, Inc.	7,200,000	151,416,000
Comcast Corp., Class A	2,300,000	91,241,000
News Corp., Class A*	27,845,000	907,747,000
Viacom, Inc., Class B	3,000,000	204,150,000
Total Consumer Discretionary		1,402,486,600
Consumer Staples - 28.1%
Clorox Co., The	2,660,000	221,152,400
Coca-Cola Co., The	12,000,000	481,320,000
PepsiCo, Inc.	9,300,000	760,647,000
Procter & Gamble Co., The	10,640,000	819,173,600
Sysco Corp.	12,900,000	440,664,000
Wal-Mart Stores, Inc.	1,000,000	74,490,000
Total Consumer Staples		2,797,447,000
Energy - 3.2%
ConocoPhillips	2,000,000	121,000,000
Exxon Mobil Corp.	2,200,000	198,770,000
Total Energy		319,770,000
Financials - 4.2%
Bancorp, Inc.*	336,000	5,036,640
Bank of New York Mellon Corp., The	2,250,000	63,112,500
Goldman Sachs Group, Inc., The	250,000	37,812,500
Northern Trust Corp.	550,000	31,845,000
Resource America, Inc., Class A	215,000	1,827,500
State Street Corp.	925,000	60,319,250
US Bancorp	4,000,000	144,600,000
Wells Fargo & Co.	1,850,000	76,349,500
Total Financials		420,902,890
Health Care - 14.0%
Becton, Dickinson and Co.	670,000	66,216,100
C. R. Bard, Inc.	4,280,000	465,150,400
Covidien PLC	800,000	50,272,000

	Shares	Value
Johnson & Johnson	3,800,000	$326,268,000
Patterson Cos., Inc.	650,000	24,440,000
Stryker Corp.	5,100,000	329,868,000
WellPoint, Inc.	1,600,000	130,944,000
Total Health Care		1,393,158,500
Industrials - 1.4%
C.H. Robinson Worldwide, Inc.	2,420,000	136,270,200
Information Technology - 14.9%
Cisco Systems, Inc.	20,200,000	491,062,000
Corning, Inc.	5,350,000	76,130,500
Dell, Inc.	5,700,000	76,095,000
Hewlett-Packard Co.	3,200,000	79,360,000
Microsoft Corp.	14,000,000	483,420,000
Oracle Corp.	8,400,000	258,048,000
Research In Motion, Ltd.*	2,190,000	22,929,300
Total Information Technology		1,487,044,800
Materials - 0.7%
Sigma-Aldrich Corp.	944,000	75,859,840
Total Common Stocks (cost $6,132,806,959)		8,032,939,830
Other Investment Companies - 19.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	390,165,960	390,165,960
Dreyfus Institutional Cash Advantage Fund, Institutional Advantage Shares, 0.07%	647,335,115	647,335,115
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	434,855,823	434,855,823
JPMorgan Prime Money Market Fund, Capital Shares, 0.06%	440,052,047	440,052,047
Total Other Investment Companies (cost $1,912,408,945)		1,912,408,945
Total Investments - 99.8% (cost $8,045,215,904)		9,945,348,775
Other Assets, less Liabilities - 0.2%		23,481,299
Net Assets - 100.0%		$9,968,830,074

The accompanying notes are an integral part of these financial statements.

6

Yacktman Fund

Fund Snapshots

June 30, 2013

Portfolio Breakdown (unaudited)

Industry	Yacktman Fund**	S&P 500® Index
Consumer Staples	24.8%	10.5%
Consumer Discretionary	16.4%	12.2%
Information Technology	15.4%	17.8%
Health Care	12.2%	12.7%
Financials	5.9%	16.7%
Energy	3.5%	10.5%
Industrials	1.3%	10.2%
Materials	0.8%	3.3%
Telecommunication Services	0.0%	2.8%
Utilities	0.0%	3.3%
Other Assets and Liabilities	19.7%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

% of
Security Name	Net Assets
News Corp., Class A*	9.0%
Procter & Gamble Co., The*	6.7
PepsiCo, Inc.*	6.5
Cisco Systems, Inc.*	4.9
Microsoft Corp.*	4.6
Sysco Corp.*	4.1
Coca-Cola Co., The*	3.7
C. R. Bard, Inc.*	3.7
Johnson & Johnson	3.0
Viacom, Inc., Class B*	2.9

Top Ten as a Group	49.1%

*	Top Ten Holding at December 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

Yacktman Fund

Fund Snapshots

For the six months ended June 30, 2013 (unaudited)

Equity Purchases

Current
New Purchases	Shares Held
C.H. RobinsonWorldwide Inc.	2,730,000
C.H. Robinson Worldwide Inc. is a third-party logistics company that provides freight transportation services and logistics solutions to companies in various industries worldwide.
Oracle Corp.	8,200,000
Oracle Corporation develops, manufactures, markets, hosts and supports database and middleware software, applications software and hardware systems.
Sigma-Aldrich Corp.	1,096,000
Sigma-Aldrich Corporation is a life science and high technology company that develops, manufactures, purchases and distributes various chemicals, biochemical and equipment worldide.
Wells Fargo & Co.	2,100,000
Wells Fargo & Company is a company that provides retail, commercial and corporate banking services.

Equity Purchases & Sales

	Net Shares	Current
Purchases	Purchased	Shares Held
C. R. Bard, Inc.	1,034,100	3,884,100
C.H. Robinson Worldwide, Inc.	2,730,000	2,730,000
Cisco Systems, Inc.	2,400,000	23,300,000
Coca-Cola Co., The	2,790,000	10,700,000
Exxon Mobil Corp.	1,450,000	2,600,000
Johnson & Johnson	550,000	4,050,000
Microsoft Corp.	6,050,000	15,350,000
Oracle Corp.	8,200,000	8,200,000
Sigma-Aldrich Corp.	1,096,000	1,096,000
Sysco Corp.	1,570,000	13,770,000
Wells Fargo & Co.	2,100,000	2,100,000

	Net Shares	Current
Sales	Sold	Shares Held
American Express Co.	235,000	—
Becton, Dickinson and Co.	20,000	780,000
Cisco Systems, Inc.	1,600,000	23,300,000
H&R Block, Inc.	4,000,000	—
Hewlett-Packard Co.	855,000	4,295,000
Janus Capital Group, Inc.	430,000	4,130,000
Medtronic, Inc.	400,000	—
Microsoft Corp.	2,050,000	15,350,000
News Corp., Class A	2,700,000	31,750,000
Pfizer, Inc.	7,800,000	—
Research In Motion, Ltd.	2,796,000	2,564,000
Viacom, Inc., Class B	900,000	5,000,000

8

Yacktman Fund

Schedule of Portfolio Investments

June 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 80.3%
Consumer Discretionary - 16.4%
Apollo Group, Inc., Class A*	3,300,000	$58,476,000
Avon Products, Inc.	8,400,000	176,652,000
Comcast Corp., Class A	4,700,000	186,449,000
Liberty Interactive Corp., Class A*	2,900,000	66,729,000
News Corp., Class A*	31,750,000	1,035,050,000
Staples, Inc.	2,000,000	31,720,000
Viacom, Inc., Class B	5,000,000	340,250,000
Total Consumer Discretionary		1,895,326,000
Consumer Staples - 24.8%
Clorox Co., The	2,365,000	196,626,100
Coca-Cola Co., The	10,700,000	429,177,000
Colgate-Palmolive Co.	1,340,000	76,768,600
Lancaster Colony Corp.	460,000	35,875,400
PepsiCo, Inc.	9,200,000	752,468,000
Procter & Gamble Co., The	10,050,000	773,749,500
Sysco Corp.	13,770,000	470,383,200
Wal-Mart Stores, Inc.	1,700,000	126,633,000
Total Consumer Staples		2,861,680,800
Energy - 3.5%
ConocoPhillips	2,750,000	166,375,000
Exxon Mobil Corp.	2,600,000	234,910,000
Total Energy		401,285,000
Financials - 5.9%
Bancorp, Inc.*	760,000	11,392,400
Bank of America Corp.	5,000,000	64,300,000
Bank of New York Mellon Corp., The	4,200,000	117,810,000
Goldman Sachs Group, Inc., The	350,000	52,937,500
Janus Capital Group, Inc.	4,130,000	35,146,300
Resource America, Inc., Class A	659,226	5,603,420
State Street Corp.	1,140,000	74,339,400
US Bancorp	6,500,000	234,975,000
Wells Fargo & Co.	2,100,000	86,667,000
Total Financials		683,171,020
Health Care - 12.2%
Becton, Dickinson and Co.	780,000	77,087,400
C. R. Bard, Inc.	3,884,100	422,123,988
Covidien PLC	850,000	53,414,000

	Shares	Value
Johnson & Johnson	4,050,000	$347,733,000
Patterson Cos., Inc.	2,050,000	77,080,000
Stryker Corp.	4,900,000	316,932,000
WellPoint, Inc.	1,406,800	115,132,512
Total Health Care		1,409,502,900
Industrials - 1.3%
C.H. Robinson Worldwide, Inc.	2,730,000	153,726,300
Information Technology - 15.4%
Cisco Systems, Inc.	23,300,000	566,423,000
Corning, Inc.	6,250,000	88,937,500
Dell, Inc.	6,437,000	85,933,950
eBay, Inc.*	1,250,000	64,650,000
Hewlett-Packard Co.	4,295,000	106,516,000
Intel Corp.	2,300,000	55,706,000
Microsoft Corp.	15,350,000	530,035,500
Oracle Corp.	8,200,000	251,904,000
Research In Motion, Ltd.*	2,564,000	26,845,080
Total Information Technology		1,776,951,030
Materials - 0.8%
Sigma-Aldrich Corp.	1,096,000	88,074,560
Total Common Stocks (cost $6,779,401,389)		9,269,717,610
Short-Term Investments - 19.5%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	450,190,465	450,190,465
Dreyfus Institutional Cash Advantage Fund, Institutional Advantage Shares, 0.07%	802,126,120	802,126,120
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	489,983,392	489,983,392
JPMorgan Prime Money Market Fund, Capital Shares, 0.06%	500,059,145	500,059,145
Total Short-Term Investments (cost $2,242,359,122)		2,242,359,122
Total Investments - 99.8% (cost $9,021,760,511)		11,512,076,732
Other Assets, less Liabilities - 0.2%		27,873,758
Net Assets - 100.0%		$11,539,950,490

The accompanying notes are an integral part of these financial statements.

9

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Yacktman Focused Fund	$8,047,463,879	$1,986,776,545	$(88,891,649)	$1,897,884,896
Yacktman Fund	9,025,696,742	2,596,784,033	(110,404,043)	2,486,379,990

*	Non-income producing security.
[1]	Yield shown represents the June 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of June 30, 2013, the securities in the Yacktman Focused Fund and Yacktman Fund were all valued using Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments. (See Note 1(a) in the Notes to Financial Statements.)

As of June 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities

June 30, 2013 (unaudited)

	Yacktman	Yacktman
	Focused Fund	Fund
Assets:
Investments at value*	$9,945,348,775	$11,512,076,732
Receivable for investments sold	90,825,608	62,006,322
Receivable for Fund shares sold	50,577,883	54,324,710
Dividends, interest and other receivables	7,608,037	8,800,408
Prepaid expenses	277,289	209,086
Receivable from affiliate	43,144	49,745
Total assets	10,094,680,736	11,637,467,003
Liabilities:
Payable for investments purchased	103,199,207	76,501,048
Payable for Fund shares repurchased	12,236,492	13,173,691
Accrued expenses:
Investment advisory and management fees	8,092,012	5,188,643
Shareholder servicing fees - Service Class	909,810	1,025,400
Administrative and accounting fees	359,594	406,258
Trustees fees and expenses	34,585	49,562
Other	1,018,962	1,171,911
Total liabilities	125,850,662	97,516,513
Net Assets	$9,968,830,074	$11,539,950,490
Net Assets Represent:
Paid-in capital	$7,839,061,107	$8,788,272,977
Undistributed net investment income	29,226,695	52,183,786
Accumulated net realized gain from investments	200,409,401	209,177,506
Net unrealized appreciation of investments	1,900,132,871	2,490,316,221
Net Assets	$9,968,830,074	$11,539,950,490
Service Class:
Net Assets	$7,442,599,354	$11,539,950,490
Shares outstanding	311,023,288	517,530,970
Net asset value, offering and redemption price per share	$23.93	$22.30
Institutional Class:
Net Assets	$2,526,230,720	n/a
Shares outstanding	105,479,670	n/a
Net asset value, offering and redemption price per share	$23.95	n/a
* Investments at cost	$8,045,215,904	$9,021,760,511

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the six months ended June 30, 2013 (unaudited)

	Yacktman	Yacktman
	Focused Fund	Fund
Investment Income:
Dividend income	$82,152,477	$90,659,730
Interest income	836	30
Total investment income	82,153,313	90,659,760
Expenses:
Investment advisory and management fees	43,723,995	28,164,281
Shareholder servicing fees - Service Class	6,037,326	5,668,213
Administrative and accounting fees	1,125,871	1,300,255
Extraordinary expense	1,320,918	1,498,144
Transfer agent	430,652	909,858
Reports to shareholders	275,134	269,387
Custodian	222,905	259,944
Registration fees	206,582	162,780
Professional fees	193,962	214,299
Trustees fees and expenses	178,017	214,360
Miscellaneous	191,552	188,348
Total expenses before offsets	53,906,914	38,849,869
Expense repayments	115,834	—
Expense waivers	(90,599)	(102,521)
Net expenses	53,932,149	38,747,348
Net investment income	28,221,164	51,912,412
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	224,397,267	213,110,420
Net change in unrealized appreciation (depreciation) of investments	1,018,892,732	1,215,543,496
Net realized and unrealized gain	1,243,289,999	1,428,653,916
Net increase in net assets resulting from operations	$1,271,511,163	$1,480,566,328

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

For the six months ended June 30, 2013 (unaudited) and the year ended December 31, 2012

	Yacktman		Yacktman
	Focused Fund		Fund
	2013	2012	2013	2012
Increase (Decrease) in Net Assets From Operations:
Net investment income	$28,221,164	$56,433,859	$51,912,412	110,096,256
Net realized gain on investments	224,397,267	3,981,268	213,110,420	56,282,905
Net change in unrealized appreciation (depreciation) of investments	1,018,892,732	512,799,174	1,215,543,496	632,360,646
Net increase in net assets resulting from operations	1,271,511,163	573,214,301	1,480,566,328	798,739,807
Distributions to Shareholders:
From net investment income:
Service Class	—	(51,830,513)	—	(109,829,426)
Institutional Class	—	(3,598,238)	n/a	n/a
From net realized gain on investments:
Service Class	—	(24,239,634)	—	(56,417,680)
Institutional Class	—	(1,454,823)	n/a	n/a
Total distributions to shareholders	—	(81,123,208)	—	(166,247,106)
Capital Share Transactions:
Service Class
Proceeds from sale of shares	1,810,699,353	3,549,546,545	2,331,781,558	3,592,942,100
Reinvestment of dividends and distributions	—	68,354,420	—	146,197,765
Cost of shares repurchased	(2,056,272,549)	(1,950,053,850)	(943,380,361)	(1,993,732,211)
Net increase (decrease) from Service Class share transactions	(245,573,196)	1,667,847,115	1,388,401,197	1,745,407,654
Institutional Class
Proceeds from sale of shares	1,729,867,691	728,742,463	n/a	n/a
Reinvestment of dividends and distributions	—	4,783,961	n/a	n/a
Cost of shares repurchased	(102,466,551)	(21,172,965)	n/a	n/a
Net increase from Institutional Class share transactions	1,627,401,140	712,353,459	n/a	n/a
Total increase from capital share transactions	1,381,827,944	2,380,200,574	1,388,401,197	1,745,407,654
Total increase in net assets	2,653,339,107	2,872,291,667	2,868,967,525	2,377,900,355
Net Assets:
Beginning of period	7,315,490,967	4,443,199,300	8,670,982,965	6,293,082,610
End of period	$9,968,830,074	$7,315,490,967	$11,539,950,490	$8,670,982,965
End of period undistributed net investment income	$29,226,695	$1,005,531	$52,183,786	$271,374

Share Transactions:
Service Class:
Sale of shares	79,306,663	178,848,933	108,700,463	193,323,877
Reinvested shares from dividends and distributions	—	3,400,841	—	7,871,945
Shares repurchased	(90,020,757)	(97,165,504)	(44,710,354)	(106,958,619)
Net increase (decrease) - Service Class	(10,714,094)	85,084,270	63,990,109	94,237,203
Institutional Class:
Sale of shares	75,144,207	35,498,228	n/a	n/a
Reinvested shares from dividends and distributions	—	233,478	n/a	n/a
Shares repurchased	(4,370,604)	(1,025,639)	n/a	n/a
Net increase - Institutional Class	70,773,603	34,706,067	n/a	n/a

The accompanying notes are an integral part of these financial statements.

13

Yacktman Focused Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013

		For the year ended December 31,
Service Class	(unaudited)	2012 †	2011 ††	2010 ††	2009 ††	2008 ††
Net Asset Value, Beginning of Period	$20.52	$18.78	$17.68	$16.13	$9.97	$14.00
Income from Investment Operations:
Net investment income	0.07 [1]	0.18 [1]	0.12	0.10	0.05	0.15
Net realized and unrealized gain (loss) on investments	3.34 [1]	1.79 [1]	1.19	1.81	6.21	(3.45)
Total from investment operations	3.41	1.97	1.31	1.91	6.26	(3.30)
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	(0.12)	(0.10)	(0.05)	(0.16)
Net realized gain on investments	—	(0.07)	(0.09)	(0.26)	(0.05)	(0.57)
Total distributions to shareholders	—	(0.23)	(0.21)	(0.36)	(0.10)	(0.73)
Net Asset Value, End of Period	$23.93	$20.52	$18.78	$17.68	$16.13	$9.97
Total Return[2]	16.62%[8]	10.57%	7.41%	11.84%	62.76%	(23.48)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.25%[4,9]	1.25%[5]	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets (with offsets)	1.25%[4,9]	1.25%[5]	1.25%	1.25%	1.25%	1.25%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.25%[4,9]	1.26%[5]	1.25%	1.27%	1.28%	1.35%
Ratio of net investment income to average net assets[2]	0.62%[4,9]	0.90%[5]	0.89%	0.93%	0.79%	1.31%
Portfolio turnover	10%[8]	3%	2%	6%	8%	67%
Net assets at end of period (000’s omitted)	$7,442,599	$6,603,059	$4,443,199	$1,999,593	$669,661	$65,467

	For the six
	months ended	For the
	June 30, 2013	period ended
Institutional Class	(unaudited)	December 31, 2012*
Net Asset Value, Beginning of Period	$20.52	$19.46
Income from Investment Operations:
Net investment income[1]	0.09	0.08
Net realized and unrealized gain on investments[1]	3.34	1.13
Total from investment operations	3.43	1.21
Less Distributions to Shareholders from:
Net investment income	—	(0.11)
Net realized gain on investments	—	(0.04)
Total distributions to shareholders	—	(0.15)
Net Asset Value, End of Period	$23.95	$20.52
Total Return[2]	16.72%[8]	6.22%[8]
Ratio of net expenses to average net assets (with offsets/reductions)	1.08%[4,9]	1.08%[5,9]
Ratio of expenses to average net assets (with offsets)	1.08%[4,9]	1.08%[5,9]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.08%[4,9]	1.08%[5,9]
Ratio of net investment income to average net assets[2]	0.76%[4,9]	0.91%[5,9]
Portfolio turnover	10%[8]	3%[8]
Net assets at end of period (000’s omitted)	$2,526,231	$712,316

14

Yacktman Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended June 30, 2013

		For the year ended December 31,
Service Class	(unaudited)	2012 †	2011 ††	2010 ††	2009 ††	2008 ††
Net Asset Value, Beginning of Period	$19.12	$17.51	$16.54	$15.22	$9.68	$13.39
Income from Investment Operations:
Net investment income	0.11 [1]	0.26 [1]	0.18	0.15	0.10	0.17
Net realized and unrealized gain (loss) on investments	3.07 [1]	1.73 [1]	1.02	1.77	5.64	(3.66)
Total from investment operations	3.18	1.99	1.20	1.92	5.74	(3.49)
Less Distributions to Shareholders from:
Net investment income	—	(0.25)	(0.18)	(0.15)	(0.10)	(0.18)
Net realized gain on investments	—	(0.13)	(0.05)	(0.45)	(0.10)	(0.04)
Total distributions to shareholders	—	(0.38)	(0.23)	(0.60)	(0.20)	(0.22)
Net Asset Value, End of Period	$22.30	$19.12	$17.51	$16.54	$15.22	$9.68
Total Return[2]	16.63%[8]	11.47%	7.30%	12.64%	59.31%	(26.05)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.75%[6,9]	0.76%[7]	0.80%	0.85%	0.93%	0.95%
Ratio of expenses to average net assets (with offsets)	0.75%[6,9]	0.76%[7]	0.80%	0.85%	0.93%	0.95%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.75%[6,9]	0.76%[7]	0.80%	0.85%	0.93%	0.95%
Ratio of net investment income to average net assets[2]	1.03%[6,9]	1.41%[7]	1.28%	1.30%	1.43%	1.92%
Portfolio turnover	8%[8]	7%	3%	10%	14%	33%
Net assets at end of period (000’s omitted)	$11,539,950	$8,670,983	$6,293,083	$3,416,492	$1,401,228	$296,659

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

†	At the start of business June 29, 2012, the Yacktman Focused Fund was re-organized into a series of the Managers AMG Funds.
††	Audited by previous independent registered public accounting firm.
*	Commenced operations on July 24, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]

Excludes the impact of expense reimbursement and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.

[4]	Includes non-routine extraordinary expenses amounting to 0.015% and 0.014% of average net assets for the Service Class and Institutional Class, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.004% and 0.006% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.015% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.005% of average net assets.
[8]	Not annualized.
[9]	Annualized.

15

Notes to Financial Statements

June 30, 2013 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are two equity funds: Yacktman Focused Fund (“Yacktman Focused”) (formerly The Yacktman Focused Fund) and Yacktman Fund (“Yacktman Fund”) (formerly The Yacktman Fund), each a “Fund” and collectively the “Funds.” The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2013, the Yacktman Focused and Yacktman Fund received redemption fees amounting to $394,256 and $297,614, respectively.

At the start of business on June 29, 2012, The Yacktman Focused Fund and The Yacktman Fund, each a series of The Yacktman Funds, Inc. (the “Predecessor Funds”), were reorganized into a respective series of the Trust, as described above. As a result of the reorganization, the Funds are the legal survivors, however, the accounting and performance history of the capital stock of the Predecessor Funds have been redesignated as that of Service Class shares of each Fund.

Each Fund has established three classes of shares: Service Class, Investor Class and Institutional Class. Currently, Yacktman Focused offers Service Class shares and (effective July 24, 2012) Institutional Class shares, Yacktman offers only Service Class shares. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which the Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors

16

Notes to Financial Statements (continued)

considered in determining value according to the Funds’ fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with observable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Effective April 29, 2013, the Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the period from April 29, 2013 to June 30, 2013, the custodian expense was not reduced.

The Trust has filed a proxy statement with the SEC for a shareholder meeting at which shareholders will be asked to approve a new Declaration of Trust for the Trust, among other proposals. The costs associated with this proxy statement are being treated as “extraordinary expenses,” and, therefore, are excluded from the expense limitation agreement described in Note 2.

d.	Dividends and Distributions

Dividends resulting from net investment income and distribution of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. The most common differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of December 31, 2012 and all open tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an

17

Notes to Financial Statements (continued)

unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f.	Capital Loss Carryovers and Deferrals

As of June 30, 2013, the Funds had no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes. Should the Funds incur net capital losses for the year ended December 31, 2013, such amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

At June 30, 2013, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Funds as follows: Yacktman Focused - four collectively own 67%; Yacktman Fund - two collectively own 44%. Transactions by these shareholders may have a material impact on their respective Fund.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. Prior to June 29, 2012, the Predecessor Funds had a similar Investment Management Agreement with Yacktman Asset Management, Co. (“Yacktman Co.”). The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Yacktman Asset Management LP (“Yacktman”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Yacktman. Prior to June 29, 2012, Yacktman Co. served as the investment advisor to the Funds pursuant to an investment management agreement between Yacktman Co. and each of the Predecessor Funds.

Effective June 29, 2012, each Fund entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.03% of average net assets of each Fund for the first $300,000,000 of assets under management, 0.025% for the next $200,000,000, and 0.02% on amounts in excess of $500,000,000 per annum. Prior to June 29, 2012, the predecessor Funds participated in a similar agreement with US Bancorp Fund Services, LLC.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2013, the annual investment management fee rates, as a percentage of average daily net assets, were as follows:

Yacktman Focused	1.00%
Yacktman Fund
on first $500 million	0.65%
on next $500 million	0.60%
on balance over $1 billion	0.55%

Prior to June 29, 2012, the Predecessor Funds paid a management fee to Yacktman Co. at the same investment management fee rates.

Effective April 29, 2013, the Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Funds may have made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2013, the management fee was reduced by $90,599 and $102,521, respectively.

The Investment Manager has contractually agreed, through at least May 1, 2015, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.25% of the Yacktman Focused Fund Service Class’s average daily net assets and 2.00% of the Yacktman Fund’s average daily net assets. Prior to June 29, 2012, the Predecessor Funds had similar arrangements in place.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the above percentages, based on each Fund’s average daily net assets. Prior to June 29, 2012, the Funds were not obligated to reimburse the Investment Advisor for any fees or expenses waived in previous years.

18

Notes to Financial Statements (continued)

For the six months ended June 30, 2013, the Yacktman Focused Fund’s components of reimbursement available is detailed in the following chart:

Yacktman Focused
Reimbursement Available - 12/31/12	$115,834
Additional Reimbursements	—
Repayments	(115,834)
Expired Reimbursements	—

Reimbursement Available - 06/30/13	$0

The aggregate annual retainer paid to each Independent Trustee of the Board is $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $25,000 per year. The Chairman of the Audit Committee receives an additional payment of $10,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

For the period from June 29, 2012 through December 31, 2012, the aggregate annual retainer paid to each Independent Trustee was $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $20,000 per year. The Chairman of the Audit Committee received an additional payment of $8,000 per year. Effective June 29, 2012, two former Directors of the Predecessor Funds were retained as advisors (the “Advisors”) to the Board of Trustees for a two-year period. The Advisors each receive $50,000 annually, payable by the Funds. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. Prior to June 29, 2012, the Directors of the Predecessor Funds were each paid $30,000 per year.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

For the Service Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses incurred (“shareholder servicing fees”). Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping and account servicing services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each financial intermediary’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2013, were as follows:

	Maximum Amount	Actual Amount
Fund	Allowed	Charged
Yacktman Focused
Service Class	0.20%	0.17%
Yacktman Fund
Service Class	0.20%	0.11%

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2013, Yacktman Focused lent $4,846,199 for six days earning interest of $836 and Yacktman Fund lent $1,027,028 for one day earning interest of $30. The interest earned is included in the Statement of Operations as interest income. At June 30, 2013, the Funds had no loans outstanding.

3.	Line of Credit

Prior to March 31, 2012, Predecessor Funds had established a line of credit (“LOC”) with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments, using the securities in each Fund’s respective portfolio as collateral. The LOC matured on March 31, 2012 for each of the Predecessor Funds. For The Yacktman Focused Fund, borrowing under the LOC was limited to the lesser of $15,000,000, 33 1/3% of the value of the assets of the Fund, or the sum of the value of certain assets of the Fund, as defined in the LOC. For The Yacktman Fund, borrowing under the LOC was limited to the lesser of $15,000,000, or 33 1/3% of the value of unencumbered assets of the Fund. The interest rate paid by the Funds on outstanding borrowings was equal to the Prime Rate, less 0.50%, or 2.75% as of March 31, 2012. For the period from January 1, 2012 through March 31, 2012, there were no borrowings for the Predecessor Funds.

19

Notes to Financial Statements (continued)

4.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended June 30, 2013, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Yacktman Focused	$1,313,982,384	$710,679,165
Yacktman Fund	$1,223,651,750	$641,248,725

The Funds had no purchases or sales of U.S. Government obligations during the six months ended June 30, 2013.

5.	Portfolio Securities Loaned

Effective April 29, 2013, the Funds participate in a securities lending program offered by BNYM (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral received on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. For the six months ended June 30, 2013, the Funds did not loan any securities.

6.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7.	New Accounting Pronouncement

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-08 which provides guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes there to and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of ASU 2013-08 on the Funds’ financial statements and disclosures.

8.	Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

20

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Yacktman Asset Management LP

6300 Bridgepoint Parkway

Building One, Suite 500

Austin, TX 78730

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

CenterSquare Investment Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL

CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management LP

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	September 4, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	September 4, 2013